UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® International New Discovery Fund

SEMIANNUAL REPORT

March 31, 2012

MIO-SEM

MFS® INTERNATIONAL NEW DISCOVERY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. Over the past year, protests have changed the face of the Middle East and left in their wake lingering tensions and questions about oil supplies. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses as consumers and businesses struggle with what appears to be a slowing global economy. And now, as the US economy begins to regain its footing, we see the economies of the eurozone heading toward recession, and that region’s leaders striving to address sovereign debt crises. At the same time, many emerging countries are enjoying a period of strong growth, propelled by the emergence of a middle class.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. That platform enables our analysts to uncover attractive global opportunities across asset classes. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

May 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bunzl PLC	2.0%
Croda International PLC	1.8%
Amadeus Holdings AG	1.3%
Synthes, Inc.	1.3%
VTech Holdings Ltd.	1.1%
Swedish Match AB	1.1%
Christian Dior S.A.	1.1%
JGC Corp.	1.1%
Bellway PLC	1.0%
OBIC Co. Ltd.	1.0%

Equity sectors
Financial Services	16.0%
Special Products & Services	13.5%
Retailing	9.9%
Consumer Staples	9.1%
Industrial Goods & Services	8.0%
Technology	7.8%
Basic Materials	7.5%
Health Care	7.4%
Leisure	5.1%
Autos & Housing	4.7%
Utilities & Communications	3.5%
Transportation	3.0%
Energy	2.8%

Issuer country weightings (x)
United Kingdom	22.1%
Japan	14.9%
Brazil	7.3%
Germany	6.1%
France	4.5%
Switzerland	3.8%
Australia	3.5%
Hong Kong	3.2%
Denmark	2.9%
Other Countries	31.7%

Currency exposure weightings (y)
British Pound Sterling	22.1%
Euro	17.0%
Japanese Yen	14.9%
Brazilian Real	7.3%
Hong Kong Dollar	5.5%
United States Dollar	5.0%
Swiss Franc	3.8%
Australian Dollar	3.5%
Danish Krone	2.9%
Other Currencies	18.0%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 3/31/12.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

October 1, 2011 through March 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2011 through March 31, 2012.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/11	Ending Account Value 3/31/12	Expenses Paid During Period (p) 10/01/11-3/31/12
A	Actual	1.43%	$1,000.00	$1,194.29	$7.84
	Hypothetical (h)	1.43%	$1,000.00	$1,017.85	$7.21
B	Actual	2.18%	$1,000.00	$1,189.64	$11.93
	Hypothetical (h)	2.18%	$1,000.00	$1,014.10	$10.98
C	Actual	2.18%	$1,000.00	$1,189.99	$11.94
	Hypothetical (h)	2.18%	$1,000.00	$1,014.10	$10.98
I	Actual	1.18%	$1,000.00	$1,195.51	$6.48
	Hypothetical (h)	1.18%	$1,000.00	$1,019.10	$5.96
R1	Actual	2.18%	$1,000.00	$1,189.84	$11.93
	Hypothetical (h)	2.18%	$1,000.00	$1,014.10	$10.98
R2	Actual	1.68%	$1,000.00	$1,192.80	$9.21
	Hypothetical (h)	1.68%	$1,000.00	$1,016.60	$8.47
R3	Actual	1.43%	$1,000.00	$1,194.72	$7.85
	Hypothetical (h)	1.43%	$1,000.00	$1,017.85	$7.21
R4	Actual	1.18%	$1,000.00	$1,195.50	$6.48
	Hypothetical (h)	1.18%	$1,000.00	$1,019.10	$5.96
529A	Actual	1.48%	$1,000.00	$1,194.22	$8.12
	Hypothetical (h)	1.48%	$1,000.00	$1,017.60	$7.47
529B	Actual	2.23%	$1,000.00	$1,190.04	$12.21
	Hypothetical (h)	2.23%	$1,000.00	$1,013.85	$11.23
529C	Actual	2.23%	$1,000.00	$1,189.55	$12.21
	Hypothetical (h)	2.23%	$1,000.00	$1,013.85	$11.23

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.3%
Issuer	Shares/Par	Value ($)

Aerospace - 0.7%
Cobham PLC	2,035,572	$7,459,251
Meggitt PLC	1,837,786	11,872,797

		$19,332,048
Airlines - 1.6%
Copa Holdings S.A., “A”	136,280	$10,793,376
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	151,300	10,367,076
Qantas Airways Ltd. (a)	6,768,813	12,515,482
Stagecoach Group PLC	2,919,134	11,920,352

		$45,596,286
Alcoholic Beverages - 0.8%
Carlsberg Group	189,897	$15,690,029
Davide Campari-Milano S.p.A.	967,834	6,589,535

		$22,279,564
Apparel Manufacturers - 3.2%
ANTA Sports Products Ltd.	3,982,000	$4,153,498
Arezzo Indústria e Comércio S.A.	395,240	6,874,398
Burberry Group PLC	346,701	8,301,587
Cia.Hering S.A.	461,500	11,920,198
Gerry Weber International AG	296,037	11,359,102
Li & Fung Ltd.	3,642,000	8,319,672
O’Key Group S.A., GDR	1,766,730	16,059,576
Stella International Holdings Ltd.	6,483,500	15,729,619
Top Glove Corp.	6,626,800	9,748,247

		$92,465,897
Automotive - 1.9%
Geely Automobile Holdings Ltd.	27,160,000	$10,632,396
GKN PLC	1,873,600	6,176,453
Guangzhou Automobile Group Co. Ltd., “H”	9,162,000	9,084,662
Mando Corp.	43,799	6,436,197
Motherson Sumi Systems Ltd.	3,265,388	11,944,353
USS Co. Ltd.	99,820	10,176,113

		$54,450,174

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Biotechnology - 0.2%
Abcam PLC	428,330	$2,391,047
Lonza Group AG	44,248	2,287,152

		$4,678,199
Broadcasting - 1.4%
Havas S.A.	2,773,638	$16,128,516
Nippon Television Network Corp.	34,350	5,529,729
Proto Corp.	244,300	8,008,282
Rightmove PLC	442,432	10,275,368

		$39,941,895
Brokerage & Asset Managers - 5.7%
Aberdeen Asset Management PLC	6,330,445	$26,022,655
Bolsa Mexicana de Valores S.A. de C.V.	6,332,000	12,783,970
CETIP S.A. Mercados Organizados	777,100	12,898,809
Computershare Ltd.	1,159,261	10,807,384
Daiwa Securities Group, Inc.	2,052,000	8,220,046
GAM Holding Ltd.	126,423	1,841,656
Hargreaves Lansdown PLC	1,060,520	8,262,686
ICAP PLC	1,544,363	9,702,979
IG Group Holdings PLC	1,802,955	12,977,219
Osaka Securities Exchange Co. Ltd. (l)	2,717	15,083,502
Rathbone Brothers PLC	641,435	13,081,185
Schroders PLC	902,534	22,808,929
Yuanta Financial Holding Co. Ltd. (a)	21,915,360	11,397,814

		$165,888,834
Business Services - 10.3%
Amadeus Fire AG	253,777	$11,744,645
Amadeus Holdings AG	2,014,243	38,012,501
Brenntag AG	131,352	16,085,410
Brunel International N.V.	115,050	5,069,730
Bunzl PLC	3,684,358	59,167,031
Cabcharge Australia Ltd.	2,084,916	13,022,751
Capgemini	122,461	5,481,228
Capita PLC	404,737	4,742,035
Cielo S.A.	142,576	4,833,892
Cognizant Technology Solutions Corp., “A” (a)	163,550	12,585,173
CTS Eventim AG	168,856	5,832,764
Electrocomponents PLC	1,130,717	4,481,666
Intertek Group PLC	500,239	20,091,321
LPS Brasil - Consultoria de Imoveis S.A.	569,600	11,560,810
LSL Property Services PLC	2,089,488	9,190,874

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
Misumi Group Inc.	100,200	$2,443,426
MITIE Group PLC	1,126,950	5,038,145
Multiplus S.A.	318,170	6,553,558
Nomura Research Institute Ltd.	637,000	15,945,204
Premier Farnell PLC	1,742,000	5,979,462
Redecard S.A.	237,600	4,614,161
SEEK Ltd. (l)	1,550,050	11,303,559
Serco Group PLC	591,044	5,128,659
Sodexo	256,177	21,032,790
TAKKT AG	96,069	1,486,276

		$301,427,071
Cable TV - 1.3%
Dish TV India Ltd. (a)	5,724,104	$7,179,708
Jupiter Telecommunications Co. Ltd.	1,990	1,993,126
Naspers	213,477	11,994,341
Telenet Group Holding N.V.	221,483	9,166,010
Virgin Media, Inc.	319,080	7,970,618

		$38,303,803
Chemicals - 0.7%
Nufarm Ltd.	2,786,831	$13,856,346
Victrex PLC	372,623	8,046,142

		$21,902,488
Computer Software - 1.6%
Dassault Systemes S.A.	92,943	$8,551,868
OBIC Co. Ltd.	141,030	28,730,429
Totvs S.A.	494,500	9,129,064

		$46,411,361
Computer Software - Systems - 2.1%
Asustek Computer, Inc.	1,599,000	$15,088,228
Brother Industries Ltd.	147,000	2,010,573
Konica Minolta Holdings, Inc.	1,683,500	14,865,950
NICE Systems Ltd. (a)	323,183	12,706,015
Venture Corp. Ltd.	2,635,000	17,897,937

		$62,568,703
Conglomerates - 0.9%
Alfa S.A.B de C.V.	434,150	$6,244,609
DCC PLC	431,544	10,685,090

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Conglomerates - continued
First Pacific Co. Ltd.	4,102,000	$4,534,293
Smiths Group PLC	262,605	4,418,786

		$25,882,778
Construction - 2.7%
Bellway PLC	2,202,182	$28,813,151
China Shanshui Cement Group Ltd.	4,176,000	3,296,467
Corporacion GEO S.A.B. de C.V. (a)	3,556,000	5,561,722
Corporacion Moctezuma S.A. de C.V.	1,415,100	3,427,750
Geberit AG	72,784	15,230,860
PDG Realty S.A.	2,950,500	10,198,940
PT Semen Gresik (Persero) Tbk.	4,016,000	5,380,140
Urbi Desarrollos Urbanos S.A.B. de C.V. (a)	4,632,400	5,547,091

		$77,456,121
Consumer Products - 4.6%
Beiersdorf AG	208,068	$13,576,702
Chr. Hansen Holding A/S	302,615	7,831,814
Christian Dior S.A.	205,568	31,542,803
Dabur India Ltd.	6,184,133	12,940,005
Dr. Ci:Labo Co. Ltd.	605	2,792,195
Hengan International Group Co. Ltd.	961,500	9,719,563
Henkel KGaA, IPS	205,879	15,085,470
Kimberly-Clark de Mexico S.A. de C.V., “A”	2,716,080	6,031,346
Kose Corp.	107,300	2,438,863
Milbon Co. Ltd.	173,030	4,985,823
PZ Cussons	427,300	2,048,349
Shiseido Co. Ltd.	191,300	3,318,006
Uni-Charm Corp.	402,400	21,275,134

		$133,586,073
Consumer Services - 1.8%
Abril Educacao S.A., IEU (a)	104,070	$1,596,297
Anhanguera Educacional Participacoes S.A.	555,300	6,692,377
Dignity PLC	1,497,516	19,449,648
Estacio Participacoes S.A.	414,530	4,473,550
Kakaku.com, Inc.	40,000	1,052,919
Kroton Educacional S.A. (a)	102,139	181,847
Kroton Educacional S.A., IEU (a)	1,125,664	16,396,727
Rakuten	2,346	2,466,913

		$52,310,278

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Containers - 0.8%
Klabin S.A., IPS	1,023,400	$4,731,708
Mayr-Melnhof Karton AG	99,450	10,014,053
Viscofan S.A.	207,728	9,294,921

		$24,040,682
Electrical Equipment - 2.2%
IMI PLC	530,153	$8,246,603
Kaba Holding AG	3,317	1,282,412
Keyence Corp.	13,200	3,129,447
Legrand S.A.	289,820	10,664,443
OMRON Corp.	88,821	1,927,223
Pfeiffer Vacuum Technology AG	94,169	10,669,142
Sensata Technologies Holding B.V. (a)	325,000	10,881,000
Spectris PLC	574,472	16,567,189

		$63,367,459
Electronics - 3.0%
Advantech Co. Ltd.	4,852,787	$16,853,095
ASM International N.V.	265,523	10,216,593
Domino Printing Sciences PLC	939,533	8,385,529
Halma PLC	1,078,250	6,564,059
Hirose Electric Co. Ltd.	68,408	7,249,492
Infineon Technologies AG	1,139,532	11,650,739
Melexis N.V.	161,288	2,839,449
Seoul Semiconductor Co. Ltd.	302,085	6,332,041
Siliconware Precision Industries Co.	13,690,000	16,541,451

		$86,632,448
Energy - Independent - 1.4%
Athabasca Oil Sands Corp. (a)	300,000	$3,335,506
Bankers Petroleum Ltd. (a)	2,027,080	8,372,921
Cairn Energy PLC	2,391,961	12,361,617
Fuchs Petrolub AG, IPS	254,908	14,270,274
Resource Generation Ltd. (a)	3,589,134	1,765,957

		$40,106,275
Engineering - Construction - 1.4%
Cape PLC	309,325	$2,041,402
JGC Corp.	995,000	30,952,761
Outotec Oyj	101,324	5,139,215
Toshiba Plant Kensetsu Co. Ltd.	251,000	2,899,885

		$41,033,263

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 2.6%
Arca Continental S.A.B de C.V.	1,070,946	$5,110,386
Associated British Foods PLC	271,606	5,300,092
Britvic PLC	2,841,561	17,484,910
Coca-Cola Hellenic Bottling Co. S.A.	351,298	6,723,350
Kerry Group PLC	279,753	12,946,798
M Dias Branco S.A Industria e Comercio de Alimentos	450,000	11,783,396
Tiger Brands Ltd.	267,335	9,380,946
Want Want China Holdings Ltd.	5,300,000	5,912,159

		$74,642,037
Food & Drug Stores - 2.5%
Alimentation Couche-Tard, Inc.	200,000	$6,566,745
Cosmos Pharmaceutical Corp.	123,500	6,222,001
CP All PLC	5,981,900	12,700,630
Dairy Farm International Holdings Ltd.	645,300	6,736,932
E-Mart Co. Ltd.	35,275	7,760,951
FamilyMart Co. Ltd.	111,500	4,725,919
Lawson, Inc.	260,700	16,438,481
Raia Drogasil S.A.	509,900	4,958,079
Sundrug Co. Ltd.	189,100	5,868,025

		$71,977,763
Furniture & Appliances - 0.1%
SEB S.A.	30,330	$2,522,532

Gaming & Lodging - 0.9%
Ladbrokes PLC	1,216,595	$3,115,456
Minor International Public Co. Ltd.	6,781,000	3,143,219
Paddy Power PLC	125,840	7,925,065
Sands China Ltd.	1,081,600	4,227,203
Shangri-La Asia Ltd.	1,144,000	2,495,842
William Hill PLC	1,416,192	5,921,230

		$26,828,015
General Merchandise - 0.8%
Clicks Group Ltd.	973,530	$5,676,704
David Jones Ltd.	1,177,210	2,954,581
Dollarama, Inc.	200,000	9,327,786
Lojas Renner S.A.	121,300	4,166,375

		$22,125,446
Health Maintenance Organizations - 0.3%
Odontoprev S.A.	573,000	$9,730,751

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 3.3%
Admiral Group PLC	368,693	$7,000,029
Amlin PLC	1,988,020	10,487,106
Brasil Insurance Paticipaco e Administracao S.A.	1,070,000	11,430,058
Catlin Group Ltd.	1,271,404	8,260,527
Hiscox Ltd.	4,084,979	25,880,872
Insurance Australia Group Ltd.	1,496,740	5,296,693
Intact Financial Corp.	100,000	6,018,347
Jardine Lloyd Thompson Group PLC	1,076,107	12,022,813
Samsung Fire & Marine Insurance Co. Ltd. (a)	35,398	6,704,621
Storebrand A.S.A.	639,745	3,235,376

		$96,336,442
Leisure & Toys - 0.3%
Sankyo Co. Ltd.	123,600	$6,062,776
Shimano, Inc.	50,200	3,044,506

		$9,107,282
Machinery & Tools - 3.4%
Aalberts Industries N.V.	195,425	$4,039,894
BEML Ltd.	303,020	3,887,899
Burckhardt Compression Holding AG	23,140	6,344,467
Faiveley SA	28,600	1,983,479
Finning International, Inc.	200,000	5,508,046
GEA Group AG	655,590	22,610,959
GLORY Ltd.	166,900	3,671,535
Neopost S.A.	124,085	7,980,032
Rotork PLC	166,366	5,452,438
Sinotruk (Hong Kong) Ltd.	9,417,000	5,456,986
Spirax-Sarco Engineering PLC	201,631	6,737,208
T.K. Corp. (a)	681,180	17,945,566
Thermax Ltd.	503,733	4,592,874
Union Tool Co.	125,700	2,353,900

		$98,565,283
Major Banks - 0.2%
Julius Baer Group Ltd.	126,423	$5,103,417

Medical & Health Technology & Services - 1.8%
Diagnosticos da America S.A.	802,300	$6,157,508
Fleury S.A.	702,800	9,278,523
Hogy Medical Co. Ltd.	43,800	1,959,492
Kobayashi Pharmaceutical Co. Ltd.	340,000	17,046,279
Miraca Holdings, Inc.	468,500	18,387,374

		$52,829,176

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 3.5%
DIASORIN S.p.A. (l)	92,785	$2,703,880
Fisher & Paykel Healthcare Corp. Ltd.	7,226,525	13,254,255
Nakanishi, Inc.	80,000	8,480,927
Nihon Kohden Corp.	223,800	6,024,761
Smith & Nephew PLC	661,097	6,698,785
Sonova Holding AG	225,355	25,039,444
Synthes, Inc. (n)	218,077	37,831,902
Sysmex Corp.	78,000	3,166,679

		$103,200,633
Metals & Mining - 1.5%
Iluka Resources Ltd.	1,387,848	$25,574,945
Maanshan Iron & Steel Co. Ltd.	14,672,000	4,269,977
MOIL Ltd.	1,419,561	6,973,111
Ternium S.A., ADR	261,410	6,190,189

		$43,008,222
Natural Gas - Pipeline - 0.4%
Enagas S.A.	662,639	$12,752,680

Network & Telecom - 1.1%
VTech Holdings Ltd.	2,592,800	$33,238,243

Oil Services - 1.9%
AMEC PLC	1,015,580	$17,998,576
Fugro N.V.	137,477	9,794,721
John Wood Group PLC	446,394	5,115,862
Petrofac Ltd.	156,614	4,358,771
Petroleum Geo-Services ASA (a)	189,290	2,767,179
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	67,550	6,219,012
Technip	75,000	8,835,429

		$55,089,550
Other Banks & Diversified Financials - 4.7%
Aeon Credit Service Co. Ltd.	626,900	$9,924,609
Chiba Bank Ltd.	1,814,451	11,634,805
Commercial International Bank	1,265,222	5,230,562
Credicorp Ltd.	183,880	24,239,062
CSU Cardsystem S.A.	1,717,990	4,169,216
Federal Bank Ltd.	1,197,924	10,028,748
Jyske Bank (a)	595,206	18,828,544
Public Bank Berhad	2,170,000	9,718,427
Public Bank Berhad	40,588	180,715

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Shizuoka Bank Ltd.	881,000	$9,113,901
Sydbank A/S (a)	973,969	17,718,049
TISCO Financial Group Public Co. Ltd.	10,440,400	14,044,622
Unione di Banche Italiane S.c.p.A.	482,832	2,046,483

		$136,877,743
Pharmaceuticals - 1.6%
Genomma Lab Internacional S.A., “B” (a)	3,880,200	$7,072,665
Hisamitsu Pharmaceutical Co., Inc.	83,500	3,974,976
Santen Pharmaceutical Co. Ltd.	490,400	21,024,422
Virbac SA (a)	100,030	15,902,473

		$47,974,536
Pollution Control - 0.3%
Daiseki Co. Ltd.	298,100	$5,554,392
Progressive Waste Solutions Ltd.	200,000	4,345,080

		$9,899,472
Railroad & Shipping - 0.1%
Precious Shipping Public Co. Ltd.	8,078,200	$4,163,481

Real Estate - 2.1%
Ascendas India Trust, REIT	20,334,000	$13,426,053
Asian Property Development Public Co. Ltd.	15,274,800	3,020,301
Brasil Brokers Participacoes S.A.	2,574,900	11,016,445
Deutsche Wohnen AG	1,005,343	14,856,351
Midland Holdings Ltd.	27,246,000	14,387,883
Primaris Retail, REIT	250,000	5,423,831

		$62,130,864
Restaurants - 1.2%
Ajisen (China) Holdings Ltd.	10,812,000	$14,244,353
Domino’s Pizza UK & IRL PLC	1,612,812	11,133,954
Whitbread PLC	280,695	8,279,037

		$33,657,344
Special Products & Services - 0.5%
Filtrona PLC	1,357,793	$10,316,002
SK KAKEN Co. Ltd.	50,000	1,963,272
Tikkurila Oyj (l)	113,311	2,147,456

		$14,426,730

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 4.0%
Air Water, Inc.	323,000	$4,180,987
Chugoku Marine Paints Ltd.	355,000	2,179,369
Croda International PLC	1,534,282	51,683,010
Elementis PLC	4,226,360	12,479,076
Japan Pure Chemical Co. Ltd.	365	941,054
Kansai Paint Co. Ltd.	891,000	9,034,649
Mexichem S.A.B de C.V.	1,171,300	4,516,268
Sika AG	6,854	14,836,287
Symrise AG	583,013	16,873,148

		$116,723,848
Specialty Stores - 3.4%
Abc-Mart, Inc.	311,100	$11,708,065
Cj O Shopping Co. Ltd.	48,566	11,144,398
Delticom AG	39,094	4,165,959
DeNA Co. Ltd.	33,900	939,141
Esprit Holdings Ltd.	2,073,615	4,187,939
GOME Electrical Appliances Holding Ltd.	27,985,000	5,802,017
Halfords Group PLC	373,500	1,855,566
Hyundai Home Shopping Network Corp.	47,905	5,665,478
JB Hi-Fi Ltd. (l)	449,042	5,097,936
Mitra Adiperkasa Tbk.	3,083,000	2,140,972
MonotaRO Co. Ltd.	377,100	5,823,316
NEXT PLC	408,594	19,495,280
Nitori Co. Ltd.	75,000	6,791,713
Point, Inc.	47,890	1,767,596
Shimamura Co. Ltd.	31,100	3,491,607
Travis Perkins PLC	301,350	5,200,881
Yamada Denki Co. Ltd.	75,200	4,723,982

		$100,001,846
Telecommunications - Wireless - 0.3%
TIM Participacoes S.A., ADR	284,122	$9,165,776

Telephone Services - 1.7%
Empresa Nacional de Telecomunicaciones S.A.	228,120	$4,612,357
Kabel Deutschland Holding AG (a)	107,408	6,633,910
PT XL Axiata Tbk	35,093,000	19,380,977
TDC A.S.	731,662	5,321,417
Ziggo N.V. (a)	461,960	14,410,954

		$50,359,615

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - 1.1%
Swedish Match AB	813,876	$32,403,479

Trucking - 1.3%
DSV A.S.	881,976	$19,996,409
Yamato Holdings Co. Ltd.	1,109,700	17,259,567

		$37,255,976
Utilities - Electric Power - 1.1%
Aguas Andinas S.A., “A”	9,949,604	$5,946,141
Companhia Energetica de Minas Gerais, IPS	212,100	5,067,069
Equatorial Energia S.A.	701,800	5,267,008
Manila Water Co.	12,506,000	6,757,638
Tractebel Energia S.A.	511,300	9,164,719

		$32,202,575
Total Common Stocks (Identified Cost, $2,451,971,235)		$2,863,962,457

Collateral for Securities Loaned - 0.4%
Morgan Stanley, Repurchase Agreement, 0.15%, dated 3/30/12, due 4/02/12, total to be received $12,115,641 (secured by U.S. Treasury and Federal Agency obligations valued at $12,357,846 in an individually traded account), at Cost and Value	$12,115,489	$12,115,489

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	43,122,174	$43,122,174
Total Investments (Identified Cost, $2,507,208,898)		$2,919,200,120

Other Assets, Less Liabilities - (0.2)%		(5,402,017)
Net Assets - 100.0%		$2,913,798,103

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $37,831,902, representing 1.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

16

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

17

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,464,086,724)	$2,876,077,946
Underlying affiliated funds, at cost and value	43,122,174
Total investments, at value, including $11,566,697 of securities on loan (identified cost, $2,507,208,898)	$2,919,200,120
Cash	114,363
Foreign currency, at value (identified cost, $1,778,970)	1,779,730
Receivables for
Investments sold	4,213,743
Fund shares sold	5,319,770
Interest and dividends	9,166,511
Other assets	20,424
Total assets	$2,939,814,661
Liabilities
Payables for
Investments purchased	$2,877,924
Fund shares reacquired	7,624,446
Collateral for securities loaned, at value	12,115,489
Payable to affiliates
Investment adviser	225,895
Shareholder servicing costs	1,849,034
Distribution and service fees	48,110
Program manager fees	27
Payable for independent Trustees’ compensation	10,085
Accrued expenses and other liabilities	1,265,548
Total liabilities	$26,016,558
Net assets	$2,913,798,103
Net assets consist of
Paid-in capital	$2,866,227,748
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $788,905 deferred country tax)	411,177,992
Accumulated net realized gain (loss) on investments and foreign currency transactions	(366,569,117)
Undistributed net investment income	2,961,480
Net assets	$2,913,798,103
Shares of beneficial interest outstanding	129,652,141

18

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,318,186,120	58,966,434	$22.35
Class B	53,280,817	2,469,619	21.57
Class C	156,623,921	7,312,727	21.42
Class I	1,013,570,981	44,160,779	22.95
Class R1	2,972,455	142,188	20.91
Class R2	45,287,536	2,074,128	21.83
Class R3	81,652,893	3,675,369	22.22
Class R4	235,531,849	10,541,860	22.34
Class 529A	4,530,556	205,484	22.05
Class 529B	672,772	32,209	20.89
Class 529C	1,488,203	71,344	20.86

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $23.71 [100 / 94.25 x $22.35] and $23.40 [100 / 94.25 x $22.05], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$22,813,487
Interest	278,152
Dividends from underlying affiliated funds	35,952
Foreign taxes withheld	(1,174,870)
Total investment income	$21,952,721
Expenses
Management fee	$12,499,922
Distribution and service fees	2,815,070
Program manager fees	2,992
Shareholder servicing costs	2,163,506
Administrative services fee	209,781
Independent Trustees’ compensation	26,609
Custodian fee	554,107
Shareholder communications	72,925
Audit and tax fees	34,851
Legal fees	21,624
Miscellaneous	175,783
Total expenses	$18,577,170
Fees paid indirectly	(40)
Reduction of expenses by investment adviser and distributor	(5,051)
Net expenses	$18,572,079
Net investment income	$3,380,642
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$29,237,737
Foreign currency transactions	(893,451)
Net realized gain (loss) on investments and foreign currency transactions	$28,344,286
Change in unrealized appreciation (depreciation)
Investments (net of $694,248 increase in deferred country tax)	$444,335,816
Translation of assets and liabilities in foreign currencies	223,224
Net unrealized gain (loss) on investments and foreign currency translation	$444,559,040
Net realized and unrealized gain (loss) on investments and foreign currency	$472,903,326
Change in net assets from operations	$476,283,968

See Notes to Financial Statements

20

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 3/31/12	Year ended 9/30/11
Change in net assets	(unaudited)
From operations
Net investment income	$3,380,642	$33,083,541
Net realized gain (loss) on investments and foreign currency transactions	28,344,286	236,669,431
Net unrealized gain (loss) on investments and foreign currency translation	444,559,040	(426,693,616)
Change in net assets from operations	$476,283,968	$(156,940,644)
Distributions declared to shareholders
From net investment income	$(31,029,975)	$(25,600,271)
Change in net assets from fund share transactions	$(25,965,787)	$164,098,384
Total change in net assets	$419,288,206	$(18,442,531)
Net assets
At beginning of period	2,494,509,897	2,512,952,428
At end of period (including undistributed net investment income of $2,961,480 and $30,610,813, respectively)	$2,913,798,103	$2,494,509,897

See Notes to Financial Statements

21

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$18.94		$20.24	$17.43	$17.39	$30.87	$26.64
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.24	$0.21	$0.20	$0.27	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	3.63		(1.34)	2.80	1.05	(8.25)	6.84
Total from investment operations	$3.65		$(1.10)	$3.01	$1.25	$(7.98)	$7.09
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.20)	$(0.20)	$(0.26)	$(0.27)	$(0.23)
From net realized gain on investments	—		—	—	(0.95)	(5.23)	(2.63)
Total distributions declared to shareholders	$(0.24)		$(0.20)	$(0.20)	$(1.21)	$(5.50)	$(2.86)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$—	$0.00 (w)
Net asset value, end of period (x)	$22.35		$18.94	$20.24	$17.43	$17.39	$30.87
Total return (%) (r)(s)(t)(x)	19.43	(n)	(5.53)	17.43	9.88	(31.08)	28.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.43	1.44	1.54	1.50	1.51
Expenses after expense reductions (f)	1.43	(a)	1.42	1.44	1.52	1.45	1.46
Net investment income	0.20	(a)(l)	1.12	1.14	1.48	1.14	0.88
Portfolio turnover	14		44	34	42	66	67
Net assets at end of period (000 omitted)	$1,318,186		$1,199,483	$1,359,614	$1,253,375	$1,472,636	$2,891,693

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$18.15		$19.38	$16.70	$16.66	$29.76	$25.77
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.07	$0.06	$0.09	$0.10	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	3.50		(1.27)	2.70	1.02	(7.93)	6.61
Total from investment operations	$3.44		$(1.20)	$2.76	$1.11	$(7.83)	$6.66
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.03)	$(0.08)	$(0.12)	$(0.04)	$(0.04)
From net realized gain on investments	—		—	—	(0.95)	(5.23)	(2.63)
Total distributions declared to shareholders	$(0.02)		$(0.03)	$(0.08)	$(1.07)	$(5.27)	$(2.67)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$—	$0.00 (w)
Net asset value, end of period (x)	$21.57		$18.15	$19.38	$16.70	$16.66	$29.76
Total return (%) (r)(s)(t)(x)	18.96	(n)	(6.21)	16.59	9.05	(31.57)	27.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18	(a)	2.17	2.19	2.26	2.15	2.16
Expenses after expense reductions (f)	2.18	(a)	2.17	2.19	2.26	2.15	2.16
Net investment income (loss)	(0.58	)(a)(l)	0.32	0.33	0.70	0.42	0.16
Portfolio turnover	14		44	34	42	66	67
Net assets at end of period (000 omitted)	$53,281		$57,379	$85,229	$101,608	$143,620	$301,724

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$18.06		$19.31	$16.66	$16.61	$29.69	$25.74
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.08	$0.07	$0.09	$0.09	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	3.47		(1.27)	2.68	1.01	(7.89)	6.59
Total from investment operations	$3.42		$(1.19)	$2.75	$1.10	$(7.80)	$6.64
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.06)	$(0.10)	$(0.10)	$(0.05)	$(0.06)
From net realized gain on investments	—		—	—	(0.95)	(5.23)	(2.63)
Total distributions declared to shareholders	$(0.06)		$(0.06)	$(0.10)	$(1.05)	$(5.28)	$(2.69)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$—	$0.00 (w)
Net asset value, end of period (x)	$21.42		$18.06	$19.31	$16.66	$16.61	$29.69
Total return (%) (r)(s)(t)(x)	19.00	(n)	(6.20)	16.57	9.04	(31.55)	27.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18	(a)	2.18	2.19	2.26	2.15	2.16
Expenses after expense reductions (f)	2.18	(a)	2.17	2.19	2.26	2.15	2.16
Net investment income (loss)	(0.55	)(a)(l)	0.37	0.38	0.71	0.41	0.18
Portfolio turnover	14		44	34	42	66	67
Net assets at end of period (000 omitted)	$156,624		$142,778	$170,747	$166,342	$220,821	$472,596

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class I			2011	2010	2009	2008	2007

Net asset value, beginning of period	$19.48		$20.80	$17.90	$17.85	$31.55	$27.18
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.32	$0.27	$0.23	$0.37	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	3.72		(1.39)	2.87	1.09	(8.48)	6.97
Total from investment operations	$3.77		$(1.07)	$3.14	$1.32	$(8.11)	$7.32
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.25)	$(0.24)	$(0.32)	$(0.36)	$(0.32)
From net realized gain on investments	—		—	—	(0.95)	(5.23)	(2.63)
Total distributions declared to shareholders	$(0.30)		$(0.25)	$(0.24)	$(1.27)	$(5.59)	$(2.95)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$—	$0.00 (w)
Net asset value, end of period (x)	$22.95		$19.48	$20.80	$17.90	$17.85	$31.55
Total return (%) (r)(s)(x)	19.55	(n)	(5.27)	17.72	10.19	(30.87)	28.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.18	1.19	1.26	1.15	1.16
Expenses after expense reductions (f)	1.18	(a)	1.18	1.19	1.26	1.15	1.16
Net investment income	0.47	(a)(l)	1.42	1.42	1.66	1.51	1.19
Portfolio turnover	14		44	34	42	66	67
Net assets at end of period (000 omitted)	$1,013,571		$845,262	$774,647	$584,559	$691,978	$1,040,477

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class R1			2011	2010	2009	2008	2007

Net asset value, beginning of period	$17.65		$18.89	$16.33	$16.37	$29.42	$25.58
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.07	$0.07	$0.10	$0.10	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	3.40		(1.24)	2.61	0.97	(7.79)	6.50
Total from investment operations	$3.35		$(1.17)	$2.68	$1.07	$(7.69)	$6.55
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.07)	$(0.12)	$(0.16)	$(0.13)	$(0.08)
From net realized gain on investments	—		—	—	(0.95)	(5.23)	(2.63)
Total distributions declared to shareholders	$(0.09)		$(0.07)	$(0.12)	$(1.11)	$(5.36)	$(2.71)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$—	$0.00 (w)
Net asset value, end of period (x)	$20.91		$17.65	$18.89	$16.33	$16.37	$29.42
Total return (%) (r)(s)(x)	19.04	(n)	(6.21)	16.51	9.07	(31.54)	27.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18	(a)	2.18	2.19	2.25	2.20	2.30
Expenses after expense reductions (f)	2.18	(a)	2.18	2.19	2.25	2.20	2.26
Net investment income (loss)	(0.54	)(a)(l)	0.35	0.41	0.80	0.44	0.17
Portfolio turnover	14		44	34	42	66	67
Net assets at end of period (000 omitted)	$2,972		$2,560	$2,881	$2,476	$2,399	$3,413

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class R2			2011	2010	2009	2008	2007

Net asset value, beginning of period	$18.47		$19.75	$17.02	$17.04	$30.35	$26.27
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)	$0.19	$0.16	$0.17	$0.29	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	3.54		(1.31)	2.74	1.00	(8.18)	6.73
Total from investment operations	$3.54		$(1.12)	$2.90	$1.17	$(7.89)	$6.89
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.16)	$(0.17)	$(0.24)	$(0.19)	$(0.18)
From net realized gain on investments	—		—	—	(0.95)	(5.23)	(2.63)
Total distributions declared to shareholders	$(0.18)		$(0.16)	$(0.17)	$(1.19)	$(5.42)	$(2.81)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$—	$0.00 (w)
Net asset value, end of period (x)	$21.83		$18.47	$19.75	$17.02	$17.04	$30.35
Total return (%) (r)(s)(x)	19.28	(n)	(5.76)	17.17	9.58	(31.24)	27.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.68	1.69	1.75	1.68	1.85
Expenses after expense reductions (f)	1.68	(a)	1.67	1.69	1.75	1.68	1.81
Net investment income (loss)	(0.04	)(a)(l)	0.91	0.89	1.27	1.27	0.57
Portfolio turnover	14		44	34	42	66	67
Net assets at end of period (000 omitted)	$45,288		$40,259	$42,679	$39,097	$44,529	$40,709

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class R3			2011	2010	2009	2008	2007

Net asset value, beginning of period	$18.85		$20.16	$17.36	$17.34	$30.82	$26.64
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.32	$0.21	$0.21	$0.29	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	3.61		(1.42)	2.80	1.04	(8.27)	6.82
Total from investment operations	$3.63		$(1.10)	$3.01	$1.25	$(7.98)	$7.06
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.21)	$(0.21)	$(0.28)	$(0.27)	$(0.25)
From net realized gain on investments	—		—	—	(0.95)	(5.23)	(2.63)
Total distributions declared to shareholders	$(0.26)		$(0.21)	$(0.21)	$(1.23)	$(5.50)	$(2.88)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$—	$0.00 (w)
Net asset value, end of period (x)	$22.22		$18.85	$20.16	$17.36	$17.34	$30.82
Total return (%) (r)(s)(x)	19.47	(n)	(5.55)	17.48	9.92	(31.12)	28.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.44	1.44	1.50	1.44	1.56
Expenses after expense reductions (f)	1.43	(a)	1.44	1.44	1.50	1.44	1.56
Net investment income	0.24	(a)(l)	1.46	1.18	1.55	1.25	0.84
Portfolio turnover	14		44	34	42	66	67
Net assets at end of period (000 omitted)	$81,653		$57,720	$21,895	$15,821	$15,391	$21,806

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class R4			2011	2010	2009	2008	2007

Net asset value, beginning of period	$18.97		$20.26	$17.44	$17.43	$30.92	$26.70
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.35	$0.29	$0.27	$0.35	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	3.62		(1.39)	2.77	1.01	(8.28)	6.81
Total from investment operations	$3.67		$(1.04)	$3.06	$1.28	$(7.93)	$7.15
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.25)	$(0.24)	$(0.32)	$(0.33)	$(0.30)
From net realized gain on investments	—		—	—	(0.95)	(5.23)	(2.63)
Total distributions declared to shareholders	$(0.30)		$(0.25)	$(0.24)	$(1.27)	$(5.56)	$(2.93)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$—	$0.00 (w)
Net asset value, end of period (x)	$22.34		$18.97	$20.26	$17.44	$17.43	$30.92
Total return (%) (r)(s)(x)	19.55	(n)	(5.26)	17.73	10.20	(30.90)	28.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.19	1.20	1.24	1.18	1.26
Expenses after expense reductions (f)	1.18	(a)	1.19	1.20	1.24	1.18	1.26
Net investment income	0.52	(a)(l)	1.61	1.56	1.96	1.45	1.13
Portfolio turnover	14		44	34	42	66	67
Net assets at end of period (000 omitted)	$235,532		$143,620	$50,050	$21,166	$13,716	$22,080

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class 529A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$18.68		$19.97	$17.21	$17.18	$30.54	$26.40
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.23	$0.20	$0.19	$0.23	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	3.58		(1.33)	2.75	1.03	(8.17)	6.76
Total from investment operations	$3.60		$(1.10)	$2.95	$1.22	$(7.94)	$6.93
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.19)	$(0.19)	$(0.24)	$(0.19)	$(0.16)
From net realized gain on investments	—		—	—	(0.95)	(5.23)	(2.63)
Total distributions declared to shareholders	$(0.23)		$(0.19)	$(0.19)	$(1.19)	$(5.42)	$(2.79)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$—	$0.00 (w)
Net asset value, end of period (x)	$22.05		$18.68	$19.97	$17.21	$17.18	$30.54
Total return (%) (r)(s)(t)(x)	19.42	(n)	(5.60)	17.29	9.75	(31.22)	27.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.53	1.54	1.63	1.68	1.76
Expenses after expense reductions (f)	1.48	(a)	1.51	1.54	1.63	1.68	1.76
Net investment income	0.17	(a)(l)	1.08	1.11	1.45	1.00	0.58
Portfolio turnover	14		44	34	42	66	67
Net assets at end of period (000 omitted)	$4,531		$3,788	$3,607	$2,648	$2,337	$3,566

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class 529B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$17.60		$18.84	$16.27	$16.32	$29.29	$25.48
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.05	$0.05	$0.09	$0.07	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	3.40		(1.23)	2.61	0.96	(7.79)	6.50
Total from investment operations	$3.34		$(1.18)	$2.66	$1.05	$(7.72)	$6.49
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.06)	$(0.09)	$(0.15)	$(0.02)	$(0.05)
From net realized gain on investments	—		—	—	(0.95)	(5.23)	(2.63)
Total distributions declared to shareholders	$(0.05)		$(0.06)	$(0.09)	$(1.10)	$(5.25)	$(2.68)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$—	$0.00 (w)
Net asset value, end of period (x)	$20.89		$17.60	$18.84	$16.27	$16.32	$29.29
Total return (%) (r)(s)(t)(x)	19.00	(n)	(6.31)	16.44	8.98	(31.69)	26.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.28	(a)	2.27	2.29	2.35	2.33	2.41
Expenses after expense reductions (f)	2.23	(a)	2.26	2.29	2.35	2.33	2.41
Net investment income (loss)	(0.61	)(a)(l)	0.25	0.28	0.73	0.31	(0.04)
Portfolio turnover	14		44	34	42	66	67
Net assets at end of period (000 omitted)	$673		$634	$834	$758	$652	$1,007

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class 529C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$17.63		$18.88	$16.32	$16.33	$29.31	$25.45
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.08	$0.06	$0.10	$0.08	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	3.38		(1.26)	2.61	0.97	(7.81)	6.52
Total from investment operations	$3.33		$(1.18)	$2.67	$1.07	$(7.73)	$6.50
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.07)	$(0.11)	$(0.13)	$(0.02)	$(0.01)
From net realized gain on investments	—		—	—	(0.95)	(5.23)	(2.63)
Total distributions declared to shareholders	$(0.10)		$(0.07)	$(0.11)	$(1.08)	$(5.25)	$(2.64)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$—	$0.00 (w)
Net asset value, end of period (x)	$20.86		$17.63	$18.88	$16.32	$16.33	$29.31
Total return (%) (r)(s)(t)(x)	18.96	(n)	(6.29)	16.45	9.02	(31.72)	26.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.28	(a)	2.28	2.29	2.34	2.33	2.41
Expenses after expense reductions (f)	2.23	(a)	2.26	2.29	2.34	2.33	2.41
Net investment income (loss)	(0.54	)(a)(l)	0.40	0.33	0.80	0.35	(0.06)
Portfolio turnover	14		44	34	42	66	67
Net assets at end of period (000 omitted)	$1,488		$1,026	$770	$717	$617	$895

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

32

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS International New Discovery Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at

33

Notes to Financial Statements (unaudited) – continued

issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used

34

Notes to Financial Statements (unaudited) – continued

to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$644,291,667	$—	$—	$644,291,667
Japan	54,458,550	378,520,566	—	432,979,116
Brazil	213,829,411	181,847	—	214,011,258
Germany	176,900,850	—	—	176,900,850
France	130,625,593	—	—	130,625,593
Switzerland	109,797,596	—	—	109,797,596
Australia	93,944,359	8,251,274	—	102,195,633
Hong Kong	59,931,997	33,925,630	—	93,857,627
Denmark	85,386,261	—	—	85,386,261
Other Countries	745,328,869	128,587,987	—	873,916,856
Short Term Securities	—	12,115,489	—	12,115,489
Mutual Funds	43,122,174	—	—	43,122,174
Total Investments	$2,357,617,327	$561,582,793	$—	$2,919,200,120

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $21,805,573 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $1,745,614,181 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are

35

Notes to Financial Statements (unaudited) – continued

fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

36

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net

37

Notes to Financial Statements (unaudited) – continued

investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/11
Ordinary income (including any short-term capital gains)	$25,600,271

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/12
Cost of investments	$2,517,467,319
Gross appreciation	600,463,376
Gross depreciation	(198,730,575)
Net unrealized appreciation (depreciation)	$401,732,801

As of 9/30/11
Undistributed ordinary income	31,025,531
Capital loss carryforwards	(384,654,982)
Other temporary differences	(756,924)
Net unrealized appreciation (depreciation)	(43,297,263)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after September 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of September 30, 2011 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
9/30/18	$(384,654,982)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss),

38

Notes to Financial Statements (unaudited) – continued

and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class.

Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 3/31/12	Year ended 9/30/11
Class A	$14,564,840	$13,756,193
Class B	56,068	125,350
Class C	475,347	518,358
Class I	12,334,934	9,665,922
Class R1	12,764	11,420
Class R2	365,562	358,424
Class R3	846,208	257,202
Class R4	2,321,577	866,373
Class 529A	45,152	35,239
Class 529B	1,719	2,458
Class 529C	5,804	3,332
Total	$31,029,975	$25,600,271

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.975%
Next $4.5 billion of average daily net assets	0.925%
Average daily net assets in excess of $5 billion	0.85%

The management fee incurred for the six months ended March 31, 2012 was equivalent to an annual effective rate of 0.93% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $136,542 and $1,621 for the six months ended March 31, 2012, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

39

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,574,047
Class B	0.75%	0.25%	1.00%	1.00%	277,982
Class C	0.75%	0.25%	1.00%	1.00%	742,220
Class R1	0.75%	0.25%	1.00%	1.00%	13,941
Class R2	0.25%	0.25%	0.50%	0.50%	105,486
Class R3	—	0.25%	0.25%	0.25%	86,910
Class 529A	—	0.25%	0.25%	0.25%	5,147
Class 529B	0.75%	0.25%	1.00%	1.00%	3,388
Class 529C	0.75%	0.25%	1.00%	1.00%	5,949
Total Distribution and Service Fees					$2,815,070

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2012, were as follows:

Amount
Class A	$1,069
Class B	19,673
Class C	6,280
Class 529B	319
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each

40

Notes to Financial Statements (unaudited) – continued

529 share class. MFD has agreed to waive 0.05% of this annual fee for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until January 31, 2014, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the six months ended March 31, 2012, this waiver amounted to $1,496 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended March 31, 2012 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended March 31, 2012, were as follows:

	Fee	Waiver
Class 529A	$2,058	$1,030
Class 529B	339	169
Class 529C	595	297
Total Program Manager Fees and Waivers	$2,992	$1,496

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2012, the fee was $249,014, which equated to 0.0186% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,442,807.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended March 31, 2012, these costs for the fund amounted to $471,685 and are reflected in the shareholder servicing costs on the Statement of Operations. Effective June 1, 2012, the fund no longer pays any expenses under this agreement.

41

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2012 was equivalent to an annual effective rate of 0.0157% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The Retirement Deferral plan resulted in an expense of $136 and is included in independent Trustees’ compensation for the six months ended March 31, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under the Retirement Deferral plan amounted to $3,548 at March 31, 2012, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the

42

Notes to Financial Statements (unaudited) – continued

Agreements. For the six months ended March 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $14,635 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,555, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $378,578,863 and $362,742,854, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/12		Year ended 9/30/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,043,238	$123,920,952	17,035,326	$370,769,819
Class B	114,603	2,273,791	317,444	6,653,800
Class C	280,258	5,563,545	947,502	19,818,323
Class I	6,096,419	127,998,300	12,352,597	275,049,478
Class R1	22,489	433,188	25,524	517,615
Class R2	363,514	7,355,563	1,079,751	23,022,733
Class R3	1,037,735	20,897,201	2,443,062	55,621,402
Class R4	3,938,958	80,589,922	6,642,656	142,639,320
Class 529A	17,089	341,895	39,434	840,757
Class 529B	1,676	31,461	3,449	70,897
Class 529C	16,380	317,452	23,851	476,785
	17,932,359	$369,723,270	40,910,596	$895,480,929

43

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/12		Year ended 9/30/11
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	670,289	$13,070,635	578,271	$12,247,728
Class B	2,705	51,016	5,411	110,500
Class C	20,345	380,859	20,217	410,721
Class I	513,610	10,272,178	381,390	8,287,598
Class R1	699	12,764	575	11,420
Class R2	16,360	311,812	14,107	292,012
Class R3	43,687	846,208	12,201	257,202
Class R4	89,044	1,733,700	19,007	402,199
Class 529A	2,348	45,152	1,686	35,239
Class 529B	94	1,719	124	2,458
Class 529C	318	5,804	168	3,332
	1,359,499	$26,731,847	1,033,157	$22,060,409
Shares reacquired
Class A	(11,069,525)	$(227,677,421)	(21,474,825)	$(467,143,145)
Class B	(809,142)	(15,939,604)	(1,559,238)	(32,333,633)
Class C	(893,893)	(17,409,380)	(1,903,619)	(39,089,358)
Class I	(5,850,018)	(119,280,922)	(6,581,210)	(146,163,919)
Class R1	(25,998)	(501,833)	(33,621)	(693,314)
Class R2	(485,177)	(9,686,231)	(1,075,385)	(23,209,666)
Class R3	(467,744)	(9,601,367)	(479,872)	(10,433,636)
Class R4	(1,058,615)	(21,807,295)	(1,560,019)	(33,602,289)
Class 529A	(16,750)	(339,142)	(18,982)	(405,255)
Class 529B	(5,585)	(111,282)	(11,811)	(234,949)
Class 529C	(3,560)	(66,427)	(6,597)	(133,790)
	(20,686,007)	$(422,420,904)	(34,705,179)	$(753,442,954)
Net change
Class A	(4,355,998)	$(90,685,834)	(3,861,228)	$(84,125,598)
Class B	(691,834)	(13,614,797)	(1,236,383)	(25,569,333)
Class C	(593,290)	(11,464,976)	(935,900)	(18,860,314)
Class I	760,011	18,989,556	6,152,777	137,173,157
Class R1	(2,810)	(55,881)	(7,522)	(164,279)
Class R2	(105,303)	(2,018,856)	18,473	105,079
Class R3	613,678	12,142,042	1,975,391	45,444,968
Class R4	2,969,387	60,516,327	5,101,644	109,439,230
Class 529A	2,687	47,905	22,138	470,741
Class 529B	(3,815)	(78,102)	(8,238)	(161,594)
Class 529C	13,138	256,829	17,422	346,327
	(1,394,149)	$(25,965,787)	7,238,574	$164,098,384

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for

44

Notes to Financial Statements (unaudited) – continued

the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Moderate Allocation Fund were the owners of record of approximately 9%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime 2050 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2012, the fund’s commitment fee and interest expense were $10,163 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	103,890,731	242,555,154	(303,323,711)	43,122,174

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$35,952	$43,122,174

45

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

46

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

47

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Research Fund

SEMIANNUAL REPORT

March 31, 2012

MFR-SEM

MFS® RESEARCH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. Over the past year, protests have changed the face of the Middle East and left in their wake lingering tensions and questions about oil supplies. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses as consumers and businesses struggle with what appears to be a slowing global economy. And now, as the US economy begins to regain its footing, we see the economies of the eurozone heading toward recession, and that region’s leaders striving to address sovereign debt crises. At the same time, many emerging countries are enjoying a period of strong growth, propelled by the emergence of a middle class.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. That platform enables our analysts to uncover attractive global opportunities across asset classes. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

May 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Apple, Inc.	5.8%
Exxon Mobil Corp.	4.1%
JPMorgan Chase & Co.	2.5%
Danaher Corp.	2.3%
Philip Morris International, Inc.	2.0%
Google, Inc., “A”	1.9%
Target Corp.	1.9%
Pfizer, Inc.	1.8%
Procter & Gamble Co.	1.7%
Oracle Corp.	1.6%

Global equity sectors (i)
Technology (s)	19.6%
Financial Services	14.7%
Capital Goods	14.4%
Energy	14.3%
Health Care	11.5%
Consumer Cyclicals	11.3%
Consumer Staples (s)	8.8%
Telecommunication/Cable Television	4.1%

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(s)	Includes securities sold short.

Percentages are based on net assets as of 3/31/12.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

October 1, 2011 through March 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2011 through March 31, 2012.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/11	Ending Account Value 3/31/12	Expenses Paid During Period (p) 10/01/11-3/31/12
A	Actual	0.91%	$1,000.00	$1,256.72	$5.13
	Hypothetical (h)	0.91%	$1,000.00	$1,020.45	$4.60
B	Actual	1.66%	$1,000.00	$1,252.66	$9.35
	Hypothetical (h)	1.66%	$1,000.00	$1,016.70	$8.37
C	Actual	1.66%	$1,000.00	$1,252.17	$9.35
	Hypothetical (h)	1.66%	$1,000.00	$1,016.70	$8.37
I	Actual	0.66%	$1,000.00	$1,258.22	$3.73
	Hypothetical (h)	0.66%	$1,000.00	$1,021.70	$3.34
W	Actual	0.76%	$1,000.00	$1,257.63	$4.29
	Hypothetical (h)	0.76%	$1,000.00	$1,021.20	$3.84
R1	Actual	1.66%	$1,000.00	$1,252.68	$9.35
	Hypothetical (h)	1.66%	$1,000.00	$1,016.70	$8.37
R2	Actual	1.16%	$1,000.00	$1,255.45	$6.54
	Hypothetical (h)	1.16%	$1,000.00	$1,019.20	$5.86
R3	Actual	0.90%	$1,000.00	$1,256.64	$5.08
	Hypothetical (h)	0.90%	$1,000.00	$1,020.50	$4.55
R4	Actual	0.65%	$1,000.00	$1,258.71	$3.67
	Hypothetical (h)	0.65%	$1,000.00	$1,021.75	$3.29

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expenses Impacting Table

Expense ratios include 0.02% of investment related expenses from short sales.

4

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.7%
Issuer	Shares/Par	Value ($)

Aerospace - 2.1%
Honeywell International, Inc.	315,870	$19,283,864
Precision Castparts Corp.	115,570	19,982,053
United Technologies Corp.	173,940	14,426,584

		$53,692,501
Apparel Manufacturers - 1.4%
Li & Fung Ltd.	2,834,000	$6,473,902
NIKE, Inc., “B”	105,570	11,448,011
VF Corp.	123,390	18,012,472

		$35,934,385
Automotive - 1.2%
Delphi Automotive PLC (a)	240,770	$7,608,332
General Motors Co. (a)	460,040	11,800,026
Johnson Controls, Inc.	348,710	11,326,101

		$30,734,459
Biotechnology - 1.3%
Biogen Idec, Inc. (a)	79,380	$9,999,499
Celgene Corp. (a)	81,350	6,306,252
Gilead Sciences, Inc. (a)	321,790	15,719,442

		$32,025,193
Broadcasting - 2.2%
News Corp., “A”	1,461,430	$28,775,557
Viacom, Inc., “B”	536,160	25,446,154

		$54,221,711
Brokerage & Asset Managers - 1.8%
Blackrock, Inc.	75,336	$15,436,346
CME Group, Inc.	56,260	16,277,706
Franklin Resources, Inc.	111,940	13,883,918

		$45,597,970
Business Services - 1.4%
Accenture PLC, “A”	314,100	$20,259,450
FleetCor Technologies, Inc. (a)	398,960	15,467,679

		$35,727,129

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - 1.5%
Comcast Corp., “Special A”	882,040	$26,029,000
Time Warner Cable, Inc.	141,140	11,502,910

		$37,531,910
Chemicals - 2.2%
3M Co.	433,270	$38,652,017
Celanese Corp.	381,520	17,618,594

		$56,270,611
Computer Software - 4.5%
Autodesk, Inc. (a)	364,690	$15,433,681
Check Point Software Technologies Ltd. (a)	239,740	15,305,002
Citrix Systems, Inc. (a)	221,950	17,514,075
Microsoft Corp.	247,580	7,984,455
Oracle Corp.	1,404,430	40,953,179
Red Hat, Inc. (a)	270,740	16,214,619

		$113,405,011
Computer Software - Systems - 7.9%
Apple, Inc. (a)(s)	246,040	$147,493,599
EMC Corp. (a)	1,045,220	31,231,174
Hewlett-Packard Co.	660,540	15,740,668
International Business Machines Corp.	28,500	5,946,525

		$200,411,966
Construction - 0.8%
Stanley Black & Decker, Inc.	267,960	$20,622,202

Consumer Products - 1.7%
Procter & Gamble Co.	635,810	$42,732,790

Containers - 0.4%
Silgan Holdings, Inc.	219,600	$9,706,320

Electrical Equipment - 2.3%
Danaher Corp. (s)	1,031,950	$57,789,200

Electronics - 2.0%
Altera Corp.	241,090	$9,600,204
ASML Holding N.V.	411,537	20,634,465
JDS Uniphase Corp. (a)	517,510	7,498,720
Microchip Technology, Inc.	352,050	13,096,260

		$50,829,649

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - 3.1%
Cabot Oil & Gas Corp.	357,340	$11,138,288
EQT Corp.	222,050	10,705,031
Occidental Petroleum Corp.	406,490	38,710,043
Pioneer Natural Resources Co.	84,780	9,460,600
WPX Energy, Inc. (a)	409,280	7,371,133

		$77,385,095
Energy - Integrated - 5.4%
Chevron Corp.	160,220	$17,181,993
Exxon Mobil Corp. (s)	1,199,660	104,046,512
Royal Dutch Shell PLC, ADR	230,350	16,154,446

		$137,382,951
Engineering - Construction - 0.8%
Fluor Corp.	318,240	$19,107,130

Food & Beverages - 4.2%
Bunge Ltd.	66,400	$4,544,416
Coca-Cola Enterprises, Inc.	484,710	13,862,706
Corn Products International, Inc.	63,300	3,649,245
General Mills, Inc.	570,000	22,486,500
Groupe Danone	242,561	16,919,238
Kraft Foods, Inc., “A”	687,840	26,144,798
Mead Johnson Nutrition Co., “A”	78,710	6,492,001
PepsiCo, Inc.	165,580	10,986,233

		$105,085,137
Food & Drug Stores - 1.0%
CVS Caremark Corp.	560,760	$25,122,048

Gaming & Lodging - 0.1%
Sands China Ltd.	682,000	$2,665,452

General Merchandise - 2.8%
Dollar General Corp. (a)	272,160	$12,573,792
Kohl’s Corp.	236,260	11,820,088
Target Corp.	802,960	46,788,479

		$71,182,359
Health Maintenance Organizations - 1.3%
Aetna, Inc.	350,080	$17,560,013
UnitedHealth Group, Inc.	262,210	15,454,657

		$33,014,670

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 3.9%
ACE Ltd.	388,820	$28,461,624
Aon Corp.	268,760	13,185,366
Chubb Corp.	206,390	14,263,613
Everest Re Group Ltd.	190,960	17,667,619
MetLife, Inc.	288,950	10,792,283
Prudential Financial, Inc.	215,350	13,651,036

		$98,021,541
Internet - 2.7%
eBay, Inc. (a)	534,420	$19,714,754
Google, Inc., “A” (a)	75,630	48,496,981

		$68,211,735
Machinery & Tools - 1.0%
Cummins, Inc.	94,230	$11,311,369
Joy Global, Inc.	183,550	13,490,925

		$24,802,294
Major Banks - 5.0%
Goldman Sachs Group, Inc.	213,960	$26,610,205
JPMorgan Chase & Co.	1,368,950	62,944,321
PNC Financial Services Group, Inc.	348,810	22,494,757
State Street Corp.	330,460	15,035,930

		$127,085,213
Medical & Health Technology & Services - 1.2%
AmerisourceBergen Corp.	265,800	$10,546,944
Express Scripts Holding Co. (a)	220,090	11,924,476
Henry Schein, Inc. (a)	118,230	8,947,646

		$31,419,066
Medical Equipment - 2.7%
Covidien PLC	428,340	$23,421,631
Medtronic, Inc.	329,570	12,915,848
St. Jude Medical, Inc.	321,340	14,238,575
Thermo Fisher Scientific, Inc.	323,420	18,234,420

		$68,810,474
Natural Gas - Distribution - 0.5%
AGL Resources, Inc.	288,040	$11,296,929

Natural Gas - Pipeline - 0.4%
El Paso Corp.	315,620	$9,326,571

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - 1.4%
F5 Networks, Inc. (a)	114,930	$15,510,953
Finisar Corp. (a)	368,260	7,420,439
Fortinet, Inc. (a)	322,550	8,918,508
Juniper Networks, Inc. (a)	172,640	3,950,003

		$35,799,903
Oil Services - 1.9%
Cameron International Corp. (a)	216,250	$11,424,488
Dresser-Rand Group, Inc. (a)	229,330	10,638,619
FMC Technologies, Inc. (a)	117,840	5,941,493
Schlumberger Ltd.	283,430	19,820,260

		$47,824,860
Other Banks & Diversified Financials - 3.1%
Discover Financial Services	435,580	$14,522,227
Fifth Third Bancorp	1,414,350	19,871,618
Visa, Inc., “A”	261,440	30,849,920
Western Union Co.	801,880	14,113,088

		$79,356,853
Pharmaceuticals - 5.0%
Abbott Laboratories	430,260	$26,370,635
Johnson & Johnson	175,360	11,566,746
Merck & Co., Inc.	860,540	33,044,736
Pfizer, Inc.	2,015,830	45,678,708
Teva Pharmaceutical Industries Ltd., ADR	218,460	9,843,808

		$126,504,633
Pollution Control - 0.5%
Waste Connections, Inc.	368,490	$11,986,980

Precious Metals & Minerals - 0.2%
Goldcorp, Inc.	131,010	$5,903,311

Railroad & Shipping - 0.9%
Union Pacific Corp.	204,860	$22,018,353

Real Estate - 0.9%
BioMed Realty Trust, Inc., REIT	577,420	$10,959,432
Starwood Property Trust, Inc., REIT	548,820	11,536,196

		$22,495,628

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Restaurants - 1.4%
Starbucks Corp.	192,490	$10,758,266
YUM! Brands, Inc.	355,310	25,290,966

		$36,049,232
Specialty Chemicals - 0.9%
Airgas, Inc.	258,110	$22,964,047

Specialty Stores - 2.4%
American Eagle Outfitters, Inc.	426,450	$7,330,676
Gap, Inc.	474,780	12,410,749
PetSmart, Inc.	315,630	18,060,349
Tractor Supply Co.	92,310	8,359,594
Urban Outfitters, Inc. (a)	529,020	15,399,772

		$61,561,140
Telecommunications - Wireless - 0.7%
American Tower Corp., REIT	145,170	$9,148,613
SBA Communications Corp. (a)	168,300	8,551,323

		$17,699,936
Telephone Services - 1.9%
AT&T, Inc.	780,940	$24,388,756
CenturyLink, Inc.	145,514	5,624,116
Verizon Communications, Inc.	453,700	17,344,951
Ziggo N.V. (a)	14,110	440,165

		$47,797,988
Tobacco - 3.1%
Lorillard, Inc.	201,920	$26,144,602
Philip Morris International, Inc.	581,990	51,570,134

		$77,714,736
Trucking - 1.1%
Expeditors International of Washington, Inc.	597,340	$27,782,283

Utilities - Electric Power - 2.5%
AES Corp. (a)	715,570	$9,352,500
American Electric Power Co., Inc.	442,980	17,090,168
CMS Energy Corp.	672,510	14,795,220
Edison International	506,360	21,525,364

		$62,763,252
Total Common Stocks (Identified Cost, $2,140,994,616)		$2,493,374,807

10

Portfolio of Investments (unaudited) – continued

Convertible Preferred Stocks - 0.5%
Issuer	Shares/Par	Value ($)

Utilities - Electric Power - 0.5%
PPL Corp., 9.5% (Identified Cost, $12,863,017)	239,930	$13,001,807

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	19,382,944	$19,382,944
Total Investments (Identified Cost, $2,173,240,577)		$2,525,759,558

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Written - 0.0%
Apple, Inc. - April 2012 @ $640 (Premiums Received, $43,521)	(40)	$(17,000)

Issuer	Shares/Par
Securities Sold Short - (0.5)%
Computer Software - Systems - (0.3)%
Dell, Inc. (a)	(471,720)	$(7,830,552)

Food & Beverages - (0.2)%
Conagra Foods, Inc.	(228,930)	$(6,011,702)
Total Securities Sold Short (Proceeds Received, $13,314,294)		$(13,842,254)

Other Assets, Less Liabilities - 0.6%		14,076,518
Net Assets - 100.0%		$2,525,976,822

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At March 31, 2012, the value of securities pledged amounted to $9,157,268.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,153,857,633)	$2,506,376,614
Underlying affiliated funds, at cost and value	19,382,944
Total investments, at value (identified cost, $2,173,240,577)	$2,525,759,558
Restricted cash	343,557
Deposits with brokers	12,432,676
Receivables for
Investments sold	4,144,348
Fund shares sold	2,627,635
Interest and dividends	3,267,225
Other assets	65,497
Total assets	$2,548,640,496
Liabilities
Payables for
Securities sold short, at value (proceeds received, $13,314,294)	$13,842,254
Investments purchased	3,921,594
Fund shares reacquired	3,392,142
Written options outstanding, at value (premiums received, $43,521)	17,000
Payable to affiliates
Investment adviser	92,166
Shareholder servicing costs	1,120,826
Distribution and service fees	40,768
Payable for independent Trustees’ compensation	165,591
Accrued expenses and other liabilities	71,333
Total liabilities	$22,663,674
Net assets	$2,525,976,822
Net assets consist of
Paid-in capital	$2,430,322,198
Unrealized appreciation (depreciation) on investments	352,017,542
Accumulated net realized gain (loss) on investments and foreign currency transactions	(267,958,110)
Undistributed net investment income	11,595,192
Net assets	$2,525,976,822
Shares of beneficial interest outstanding	90,616,993

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,448,082,038	52,082,105	$27.80
Class B	36,553,815	1,409,926	25.93
Class C	85,943,673	3,322,226	25.87
Class I	902,483,405	31,875,286	28.31
Class W	266,255	9,590	27.76
Class R1	2,888,629	113,032	25.56
Class R2	15,490,402	569,848	27.18
Class R3	14,254,245	514,547	27.70
Class R4	20,014,360	720,433	27.78

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $29.50 [100 / 94.25 x $27.80]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, and R4.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$21,175,412
Interest	137,690
Dividends from underlying affiliated funds	3,781
Foreign taxes withheld	(30,967)
Total investment income	$21,285,916
Expenses
Management fee	$4,751,911
Distribution and service fees	2,326,516
Shareholder servicing costs	1,809,777
Administrative services fee	174,065
Independent Trustees’ compensation	35,618
Custodian fee	79,848
Shareholder communications	42,421
Audit and tax fees	23,265
Legal fees	16,978
Dividend and interest expense on securities sold short	210,884
Miscellaneous	109,136
Total expenses	$9,580,419
Fees paid indirectly	(3)
Reduction of expenses by investment adviser	(2,948)
Net expenses	$9,577,468
Net investment income	$11,708,448
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$53,964,656
Written option transactions	836,814
Securities sold short	208,012
Foreign currency transactions	(23,713)
Net realized gain (loss) on investments and foreign currency transactions	$54,985,769
Change in unrealized appreciation (depreciation)
Investments	$432,554,777
Written options	381,821
Securities sold short	(744,479)
Net unrealized gain (loss) on investments	$432,192,119
Net realized and unrealized gain (loss) on investments and foreign currency	$487,177,888
Change in net assets from operations	$498,886,336

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/12 (unaudited)	Year ended 9/30/11
From operations
Net investment income	$11,708,448	$18,461,574
Net realized gain (loss) on investments and foreign currency transactions	54,985,769	137,072,520
Net unrealized gain (loss) on investments and foreign currency translation	432,192,119	(146,677,288)
Change in net assets from operations	$498,886,336	$8,856,806
Distributions declared to shareholders
From net investment income	$(18,435,298)	$(15,418,433)
Change in net assets from fund share transactions	$89,933,987	$(25,296,719)
Total change in net assets	$570,385,025	$(31,858,346)
Net assets
At beginning of period	1,955,591,797	1,987,450,143
At end of period (including undistributed net investment income of $11,595,192 and $18,322,042, respectively)	$2,525,976,822	$1,955,591,797

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$22.31		$22.43	$20.86	$22.05	$26.92	$22.59
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.20	$0.17	$0.18	$0.16	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	5.56		(0.15)	1.60	(1.22)	(4.88)	4.24
Total from investment operations	$5.69		$0.05	$1.77	$(1.04)	$(4.72)	$4.39
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.17)	$(0.20)	$(0.15)	$(0.15)	$(0.06)
Net asset value, end of period (x)	$27.80		$22.31	$22.43	$20.86	$22.05	$26.92
Total return (%) (r)(s)(t)(x)	25.67	(n)	0.16	8.54	(4.54)	(17.62)	19.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.90	0.92	1.04	1.00	0.97
Expenses after expense reductions (f)	0.91	(a)	0.90	0.92	1.04	1.00	0.97
Net investment income	1.02	(a)	0.82	0.77	1.04	0.65	0.61
Portfolio turnover	39		69	73	125	104	84
Net assets at end of period (000 omitted)	$1,448,082		$1,204,531	$1,279,176	$1,203,507	$1,014,501	$1,377,199
Supplemental Ratios (%):
Expenses after expense reductions excluding short sale dividend and interest expense (f)	0.89	(a)	0.89	0.92	1.04	N/A	N/A

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class B			2011	2010		2009	2008		2007

Net asset value, beginning of period	$20.70		$20.83	$19.37		$20.44	$24.97		$21.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.02	$0.00	(w)	$0.06	$(0.00	)(w)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	5.20		(0.15)	1.50		(1.13)	(4.53)		3.94
Total from investment operations	$5.23		$(0.13)	$1.50		$(1.07)	$(4.53)		$3.93
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.04)		$—	$—		$—
Net asset value, end of period (x)	$25.93		$20.70	$20.83		$19.37	$20.44		$24.97
Total return (%) (r)(s)(t)(x)	25.27	(n)	(0.62)	7.77		(5.23)	(18.14)		18.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.65	1.67		1.75	1.65		1.62
Expenses after expense reductions (f)	1.66	(a)	1.65	1.67		1.75	1.65		1.62
Net investment income (loss)	0.27	(a)	0.07	0.02		0.36	(0.01)		(0.02)
Portfolio turnover	39		69	73		125	104		84
Net assets at end of period (000 omitted)	$36,554		$34,609	$49,123		$66,795	$108,949		$220,062
Supplemental Ratios (%):
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.64	(a)	1.64	1.67		1.75	N/A		N/A

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class C			2011		2010		2009	2008	2007

Net asset value, beginning of period	$20.68		$20.80		$19.39		$20.46	$24.99	$21.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.02		$0.00	(w)	$0.05	$0.00 (w)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	5.18		(0.14)		1.49		(1.12)	(4.53)	3.95
Total from investment operations	$5.21		$(0.12)		$1.49		$(1.07)	$(4.53)	$3.94
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.00	)(w)	$(0.08)		$—	$—	$—
Net asset value, end of period (x)	$25.87		$20.68		$20.80		$19.39	$20.46	$24.99
Total return (%) (r)(s)(t)(x)	25.22	(n)	(0.56)		7.69		(5.23)	(18.13)	18.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.65		1.67		1.75	1.65	1.62
Expenses after expense reductions (f)	1.66	(a)	1.65		1.67		1.75	1.65	1.62
Net investment income (loss)	0.27	(a)	0.07		0.02		0.33	0.00	(0.05)
Portfolio turnover	39		69		73		125	104	84
Net assets at end of period (000 omitted)	$85,944		$72,558		$81,879		$85,919	$105,748	$155,741
Supplemental Ratios (%):
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.64	(a)	1.64		1.67		1.75	N/A	N/A

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class I			2011	2010	2009	2008	2007

Net asset value, beginning of period	$22.75		$22.86	$21.26	$22.50	$27.46	$23.04
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.27	$0.23	$0.25	$0.26	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	5.67		(0.15)	1.62	(1.27)	(4.97)	4.34
Total from investment operations	$5.83		$0.12	$1.85	$(1.02)	$(4.71)	$4.57
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.23)	$(0.25)	$(0.22)	$(0.25)	$(0.15)
Net asset value, end of period (x)	$28.31		$22.75	$22.86	$21.26	$22.50	$27.46
Total return (%) (r)(s)(x)	25.82	(n)	0.42	8.78	(4.27)	(17.31)	19.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	(a)	0.65	0.67	0.75	0.65	0.62
Expenses after expense reductions (f)	0.66	(a)	0.65	0.67	0.75	0.65	0.62
Net investment income	1.27	(a)	1.07	1.02	1.43	1.01	0.92
Portfolio turnover	39		69	73	125	104	84
Net assets at end of period (000 omitted)	$902,483		$608,723	$554,786	$535,678	$786,709	$932,127
Supplemental Ratios (%):
Expenses after expense reductions excluding short sale dividend and interest expense (f)	0.64	(a)	0.64	0.67	0.75	N/A	N/A

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class W			2011	2010	2009	2008	2007

Net asset value, beginning of period	$22.30		$22.42	$20.86	$22.06	$26.94	$22.62
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.24	$0.20	$0.22	$0.23	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	5.55		(0.15)	1.60	(1.23)	(4.87)	4.25
Total from investment operations	$5.70		$0.09	$1.80	$(1.01)	$(4.64)	$4.45
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.21)	$(0.24)	$(0.19)	$(0.24)	$(0.13)
Net asset value, end of period (x)	$27.76		$22.30	$22.42	$20.86	$22.06	$26.94
Total return (%) (r)(s)(x)	25.76	(n)	0.31	8.69	(4.35)	(17.40)	19.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.75	0.77	0.85	0.75	0.72
Expenses after expense reductions (f)	0.76	(a)	0.75	0.77	0.85	0.75	0.72
Net investment income	1.18	(a)	0.96	0.93	1.27	0.91	0.79
Portfolio turnover	39		69	73	125	104	84
Net assets at end of period (000 omitted)	$266		$219	$197	$125	$120	$198
Supplemental Ratios (%):
Expenses after expense reductions excluding short sale dividend and interest expense (f)	0.74	(a)	0.74	0.77	0.85	N/A	N/A

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class R1			2011	2010		2009	2008	2007

Net asset value, beginning of period	$20.42		$20.54	$19.16		$20.21	$24.82	$20.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.02	$(0.00	)(w)	$0.05	$(0.01)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	5.13		(0.14)	1.47		(1.10)	(4.48)	3.93
Total from investment operations	$5.16		$(0.12)	$1.47		$(1.05)	$(4.49)	$3.89
Less distributions declared to shareholders
From net investment income	$(0.02)		$—	$(0.09)		$—	$(0.12)	$—
Net asset value, end of period (x)	$25.56		$20.42	$20.54		$19.16	$20.21	$24.82
Total return (%) (r)(s)(x)	25.27	(n)	(0.58)	7.68		(5.20)	(18.19)	18.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.65	1.67		1.75	1.69	1.77
Expenses after expense reductions (f)	1.66	(a)	1.65	1.67		1.75	1.69	1.72
Net investment income (loss)	0.27	(a)	0.07	0.02		0.34	(0.03)	(0.19)
Portfolio turnover	39		69	73		125	104	84
Net assets at end of period (000 omitted)	$2,889		$2,434	$2,863		$2,945	$3,787	$3,445
Supplemental Ratios (%):
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.64	(a)	1.64	1.67		1.75	N/A	N/A

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class R2			2011	2010	2009	2008	2007

Net asset value, beginning of period	$21.80		$21.95	$20.43	$21.59	$26.42	$22.22
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.14	$0.11	$0.14	$0.12	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	5.44		(0.16)	1.58	(1.20)	(4.77)	4.18
Total from investment operations	$5.54		$(0.02)	$1.69	$(1.06)	$(4.65)	$4.24
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.13)	$(0.17)	$(0.10)	$(0.18)	$(0.04)
Net asset value, end of period (x)	$27.18		$21.80	$21.95	$20.43	$21.59	$26.42
Total return (%) (r)(s)(x)	25.54	(n)	(0.13)	8.32	(4.79)	(17.73)	19.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.15	1.17	1.25	1.18	1.31
Expenses after expense reductions (f)	1.16	(a)	1.15	1.17	1.25	1.18	1.27
Net investment income	0.77	(a)	0.57	0.52	0.81	0.49	0.24
Portfolio turnover	39		69	73	125	104	84
Net assets at end of period (000 omitted)	$15,490		$11,711	$9,733	$8,304	$9,046	$6,079
Supplemental Ratios (%):
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.14	(a)	1.14	1.17	1.25	N/A	N/A

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class R3			2011	2010	2009	2008	2007

Net asset value, beginning of period	$22.24		$22.37	$20.82	$21.99	$26.88	$22.55
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.21	$0.17	$0.18	$0.18	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	5.54		(0.15)	1.59	(1.21)	(4.87)	4.27
Total from investment operations	$5.67		$0.06	$1.76	$(1.03)	$(4.69)	$4.38
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.19)	$(0.21)	$(0.14)	$(0.20)	$(0.05)
Net asset value, end of period (x)	$27.70		$22.24	$22.37	$20.82	$21.99	$26.88
Total return (%) (r)(s)(x)	25.66	(n)	0.19	8.52	(4.50)	(17.60)	19.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.90	0.93	1.00	0.94	1.02
Expenses after expense reductions (f)	0.90	(a)	0.90	0.92	1.00	0.94	1.02
Net investment income	1.02	(a)	0.84	0.77	1.04	0.72	0.44
Portfolio turnover	39		69	73	125	104	84
Net assets at end of period (000 omitted)	$14,254		$8,582	$8,954	$5,195	$4,727	$5,513
Supplemental Ratios (%):
Expenses after expense reductions excluding short sale dividend and interest expense (f)	0.89	(a)	0.89	0.92	1.00	N/A	N/A

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class R4			2011	2010	2009	2008	2007

Net asset value, beginning of period	$22.32		$22.45	$20.88	$22.09	$26.95	$22.62
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.26	$0.22	$0.18	$0.25	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	5.57		(0.16)	1.60	(1.18)	(4.88)	4.25
Total from investment operations	$5.73		$0.10	$1.82	$(1.00)	$(4.63)	$4.46
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.23)	$(0.25)	$(0.21)	$(0.23)	$(0.13)
Net asset value, end of period (x)	$27.78		$22.32	$22.45	$20.88	$22.09	$26.95
Total return (%) (r)(s)(x)	25.87	(n)	0.34	8.80	(4.25)	(17.34)	19.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)	0.64	0.67	0.74	0.67	0.72
Expenses after expense reductions (f)	0.65	(a)	0.64	0.67	0.74	0.67	0.72
Net investment income	1.27	(a)	1.02	1.01	0.99	0.98	0.83
Portfolio turnover	39		69	73	125	104	84
Net assets at end of period (000 omitted)	$20,014		$12,225	$739	$348	$57	$68
Supplemental Ratios (%):
Expenses after expense reductions excluding short sale dividend and interest expense (f)	0.64	(a)	0.64	0.67	0.74	N/A	N/A

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Research Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales

25

Notes to Financial Statements (unaudited) – continued

reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an

26

Notes to Financial Statements (unaudited) – continued

investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,404,428,494	$—	$—	$2,404,428,494
Israel	25,148,809	—	—	25,148,809
United Kingdom	23,762,778	—	—	23,762,778
Netherlands	21,074,630	—	—	21,074,630
France	16,919,238	—	—	16,919,238
Hong Kong	2,665,452	6,473,902	—	9,139,354
Canada	5,903,311	—	—	5,903,311
Mutual Funds	19,382,944	—	—	19,382,944
Total Investments	$2,519,285,656	$6,473,902	$—	$2,525,759,558
Short Sales	$(13,842,254)	$—	$—	$(13,842,254)

Other Financial Instruments
Written Options	$(17,000)	$—	$—	$(17,000)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $19,584,690 would have been considered level 2 investments at the beginning

27

Notes to Financial Statements (unaudited) – continued

of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at March 31, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Written Equity Options	$—	$(17,000)

28

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended March 31, 2012 as reported in the Statement of Operations:

Risk	Investment Transactions (Purchased Options)	Written Options
Equity	$(1,707,152)	$836,814

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended March 31, 2012 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$528,677	$381,821

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For

29

Notes to Financial Statements (unaudited) – continued

derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

30

Notes to Financial Statements (unaudited) – continued

Written Option Transactions

	Number of Contracts	Premiums Received
Outstanding, beginning of period	14,361	$469,964
Options written	12,696	765,751
Options closed	(5,026)	(175,760)
Options expired	(21,991)	(1,016,434)
Outstanding, end of period	40	$43,521

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended March 31, 2012, this expense amounted to $210,884. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

31

Notes to Financial Statements (unaudited) – continued

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

32

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/11
Ordinary income (including any short-term capital gains)	$15,418,433

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/12
Cost of investments	$2,174,427,083
Gross appreciation	394,010,311
Gross depreciation	(42,677,836)
Net unrealized appreciation (depreciation)	$351,332,475

As of 9/30/11
Undistributed ordinary income	18,433,735
Capital loss carryforwards	(321,757,374)
Other temporary differences	(250,474)
Net unrealized appreciation (depreciation)	(81,222,301)

33

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after September 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of September 30, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
9/30/17	$(1,719,584)
9/30/18	(320,037,790)
Total	$(321,757,374)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 3/31/12	Year ended 9/30/11
Class A	$10,793,640	$9,727,250
Class C	73,115	12,034
Class I	7,226,809	5,525,072
Class W	2,449	1,896
Class R1	1,976	—
Class R2	87,582	65,276
Class R3	80,256	77,675
Class R4	169,471	9,230
Total	$18,435,298	$15,418,433

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.43% of the fund’s average daily net assets.

34

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $37,989 for the six months ended March 31, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,681,148
Class B	0.75%	0.25%	1.00%	1.00%	183,095
Class C	0.75%	0.25%	1.00%	1.00%	402,126
Class W	0.10%	—	0.10%	0.10%	124
Class R1	0.75%	0.25%	1.00%	1.00%	13,480
Class R2	0.25%	0.25%	0.50%	0.50%	33,234
Class R3	—	0.25%	0.25%	0.25%	13,309
Total Distribution and Service Fees					$2,326,516

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2012, were as follows:

Amount
Class A	$346
Class B	21,888
Class C	3,701

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net

35

Notes to Financial Statements (unaudited) – continued

assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2012, the fee was $465,794, which equated to 0.0422% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $930,325.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended March 31, 2012, these costs for the fund amounted to $413,658 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2012 was equivalent to an annual effective rate of 0.0158% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and

36

Notes to Financial Statements (unaudited) – continued

exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,430 and the Retirement Deferral plan resulted in an expense of $8,994. Both amounts are included in independent Trustees’ compensation for the six months ended March 31, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $110,576 at March 31, 2012, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent Trustees’ compensation on the Statement of Assets and Liabilities is $48,959 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $11,839 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,948, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is

37

Notes to Financial Statements (unaudited) – continued

included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, in-kind transactions, and short-term obligations, aggregated $851,554,851 and $863,645,847, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/12		Year ended 9/30/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,059,638	$52,305,829	5,924,414	$148,095,503
Class B	71,704	1,693,451	159,478	3,736,539
Class C	69,173	1,642,648	196,702	4,583,651
Class I	5,408,017	149,157,458	3,673,130	92,525,659
Class W	425	10,518	4,784	118,888
Class R1	6,411	150,024	14,274	328,469
Class R2	116,626	2,978,588	204,355	4,816,341
Class R3	154,431	4,040,705	203,391	5,122,622
Class R4	208,185	5,167,150	553,940	14,086,316
	8,094,610	$217,146,371	10,934,468	$273,413,988
Shares issued to shareholders in reinvestment of distributions
Class A	401,574	$9,569,512	350,208	$8,615,180
Class C	2,613	58,053	417	9,570
Class I	297,079	7,204,156	220,074	5,510,647
Class W	102	2,420	73	1,783
Class R1	90	1,976	—	—
Class R2	3,387	78,975	2,359	56,825
Class R3	3,362	79,818	3,168	77,675
Class R4	7,124	169,471	375	9,230
	715,331	$17,164,381	576,674	$14,280,910

38

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/12		Year ended 9/30/11
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(4,373,456)	$(110,745,946)	(9,313,266)	$(233,021,679)
Class B	(333,457)	(7,931,278)	(846,523)	(19,621,064)
Class C	(258,553)	(6,105,702)	(624,069)	(14,314,912)
Class I	(591,028)	(15,227,426)	(1,399,506)	(35,725,987)
Class W	(761)	(19,240)	(3,821)	(97,869)
Class R1	(12,640)	(294,524)	(34,465)	(775,398)
Class R2	(87,262)	(2,162,921)	(113,115)	(2,767,626)
Class R3	(29,200)	(744,731)	(220,836)	(5,649,461)
Class R4	(42,508)	(1,144,997)	(39,601)	(1,017,621)
	(5,728,865)	$(144,376,765)	(12,595,202)	$(312,991,617)
Net change
Class A	(1,912,244)	$(48,870,605)	(3,038,644)	$(76,310,996)
Class B	(261,753)	(6,237,827)	(687,045)	(15,884,525)
Class C	(186,767)	(4,405,001)	(426,950)	(9,721,691)
Class I	5,114,068	141,134,188	2,493,698	62,310,319
Class W	(234)	(6,302)	1,036	22,802
Class R1	(6,139)	(142,524)	(20,191)	(446,929)
Class R2	32,751	894,642	93,599	2,105,540
Class R3	128,593	3,375,792	(14,277)	(449,164)
Class R4	172,801	4,191,624	514,714	13,077,925
	3,081,076	$89,933,987	(1,084,060)	$(25,296,719)

On or about May 10, 2012, sales of Class W shares (including exchanges) are expected to be suspended. On or about May 11, 2012, Class W shares are expected to automatically convert to Class I shares. Current shareholders of Class W shares would become shareholders of Class I and would receive Class I shares with a total net asset value equal to their Class W shares at the time of the conversion.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 11%, 10%, 4%, and 4%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime 2050 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

39

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2012, the fund’s commitment fee and interest expense were $7,872 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	26,284,397	121,948,090	(128,849,543)	19,382,944

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,781	$19,382,944

40

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

41

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

42

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Total Return Fund

SEMIANNUAL REPORT

March 31, 2012

MTR-SEM

MFS® TOTAL RETURN FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. Over the past year, protests have changed the face of the Middle East and left in their wake lingering tensions and questions about oil supplies. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses as consumers and businesses struggle with what appears to be a slowing global economy. And now, as the US economy begins to regain its footing, we see the economies of the eurozone heading toward recession, and that region’s leaders striving to address sovereign debt crises. At the same time, many emerging countries are enjoying a period of strong growth, propelled by the emergence of a middle class.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. That platform enables our analysts to uncover attractive global opportunities across asset classes. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

May 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 3.5%, 2020	3.2%
U.S. Treasury Notes, 2.125%, 2015	2.4%
JPMorgan Chase & Co.	2.2%
Philip Morris International, Inc.	2.2%
Fannie Mae, 5.5%, 30 Years	1.8%
U.S. Treasury Bonds, 4.5%, 2039	1.8%
Lockheed Martin, Corp.	1.7%
Exxon Mobil Corp.	1.7%
Pfizer, Inc.	1.5%
United Technologies Corp.	1.3%

Composition including fixed income credit quality (a)(i)
AAA	1.1%
AA	1.2%
A	3.6%
BBB	5.6%
BB	0.4%
CC	0.1%
C	0.1%
D	0.1%
U.S. Government	13.0%
Federal Agencies	12.7%
Not Rated	0.1%
Non-Fixed Income	60.6%
Cash & Other	1.4%
Equity sectors
Financial Services	13.6%
Health Care	7.1%
Industrial Goods & Services	6.9%
Consumer Staples	6.9%
Energy	6.0%
Utilities & Communications	4.1%
Technology	3.7%
Leisure	3.4%
Basic Materials	2.9%
Retailing	2.9%
Autos & Housing	1.4%
Special Products & Services	1.0%
Transportation	0.7%

Fixed income sectors (i)
U.S. Treasury Securities	13.0%
Mortgage-Backed Securities	12.2%
High Grade Corporates	8.4%
Commercial Mortgage-Backed Securities	1.5%
Non-U.S. Government Bonds	0.9%
Emerging Markets Bonds	0.8%
U.S. Government Agencies	0.6%
Asset-Backed Securities	0.2%
High Yield Corporates	0.2%
Collateralized Debt Obligations	0.2%
Residential Mortgage-Backed Securities (o)	0.0%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(o)	Less than 0.1%.

Percentages are based on net assets as of 3/31/12.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

October 1, 2011 through March 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2011 through March 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/11	Ending Account Value 3/31/12	Expenses Paid During Period (p) 10/01/11-3/31/12
A	Actual	0.78%	$1,000.00	$1,151.38	$4.20
	Hypothetical (h)	0.78%	$1,000.00	$1,021.10	$3.94
B	Actual	1.53%	$1,000.00	$1,146.96	$8.21
	Hypothetical (h)	1.53%	$1,000.00	$1,017.35	$7.72
C	Actual	1.53%	$1,000.00	$1,146.34	$8.21
	Hypothetical (h)	1.53%	$1,000.00	$1,017.35	$7.72
I	Actual	0.53%	$1,000.00	$1,152.79	$2.85
	Hypothetical (h)	0.53%	$1,000.00	$1,022.35	$2.68
R1	Actual	1.53%	$1,000.00	$1,146.56	$8.21
	Hypothetical (h)	1.53%	$1,000.00	$1,017.35	$7.72
R2	Actual	1.03%	$1,000.00	$1,149.51	$5.53
	Hypothetical (h)	1.03%	$1,000.00	$1,019.85	$5.20
R3	Actual	0.78%	$1,000.00	$1,151.28	$4.19
	Hypothetical (h)	0.78%	$1,000.00	$1,021.10	$3.94
R4	Actual	0.53%	$1,000.00	$1,152.68	$2.85
	Hypothetical (h)	0.53%	$1,000.00	$1,022.35	$2.68
529A	Actual	0.83%	$1,000.00	$1,150.60	$4.46
	Hypothetical (h)	0.83%	$1,000.00	$1,020.85	$4.19
529B	Actual	1.58%	$1,000.00	$1,145.84	$8.48
	Hypothetical (h)	1.58%	$1,000.00	$1,017.10	$7.97
529C	Actual	1.58%	$1,000.00	$1,146.10	$8.48
	Hypothetical (h)	1.58%	$1,000.00	$1,017.10	$7.97

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 60.4%
Issuer	Shares/Par	Value ($)

Aerospace - 4.6%
Honeywell International, Inc.	963,000	$58,791,150
Huntington Ingalls Industries, Inc. (a)	54,456	2,191,309
Lockheed Martin Corp.	1,123,250	100,935,245
Northrop Grumman Corp.	329,390	20,119,141
Precision Castparts Corp.	80,820	13,973,778
United Technologies Corp.	953,460	79,079,972

		$275,090,595
Alcoholic Beverages - 0.8%
Diageo PLC	2,027,841	$48,734,063
Diageo PLC, ADR	23,710	2,288,015

		$51,022,078
Automotive - 0.8%
Delphi Automotive PLC (a)	350,780	$11,084,648
General Motors Co. (a)	287,460	7,373,349
Johnson Controls, Inc.	930,840	30,233,683

		$48,691,680
Broadcasting - 2.2%
Omnicom Group, Inc.	718,470	$36,390,505
Viacom, Inc., “B”	990,120	46,991,095
Walt Disney Co.	1,197,570	52,429,615

		$135,811,215
Brokerage & Asset Managers - 1.0%
Blackrock, Inc.	176,441	$36,152,761
Franklin Resources, Inc.	219,290	27,198,539

		$63,351,300
Business Services - 1.0%
Accenture PLC, “A”	672,280	$43,362,060
Dun & Bradstreet Corp.	122,500	10,379,425
Fiserv, Inc. (a)	96,730	6,712,095

		$60,453,580
Cable TV - 0.7%
Comcast Corp., “Special A”	1,335,210	$39,402,047

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 2.2%
3M Co.	669,960	$59,767,132
Celanese Corp.	252,200	11,646,596
E.I. du Pont de Nemours & Co.	281,090	14,869,661
PPG Industries, Inc.	469,450	44,973,310

		$131,256,699
Computer Software - 1.3%
Check Point Software Technologies Ltd. (a)	187,980	$12,000,643
Microsoft Corp.	319,050	10,289,362
Oracle Corp.	2,007,980	58,552,697

		$80,842,702
Computer Software - Systems - 1.2%
Hewlett-Packard Co.	770,770	$18,367,449
International Business Machines Corp.	260,000	54,249,000

		$72,616,449
Construction - 0.5%
Sherwin-Williams Co.	85,320	$9,271,724
Stanley Black & Decker, Inc.	298,361	22,961,862

		$32,233,586
Consumer Products - 0.8%
Procter & Gamble Co.	573,158	$38,521,949
Reckitt Benckiser Group PLC	161,250	9,112,291

		$47,634,240
Electrical Equipment - 1.7%
Danaher Corp.	1,217,140	$68,159,840
Tyco International Ltd.	666,340	37,434,981

		$105,594,821
Electronics - 0.7%
ASML Holding N.V.	266,382	$13,356,393
Intel Corp.	653,630	18,373,539
Microchip Technology, Inc.	250,210	9,307,812

		$41,037,744
Energy - Independent - 2.6%
Anadarko Petroleum Corp.	167,010	$13,083,563
Apache Corp.	465,770	46,781,939
EOG Resources, Inc.	91,430	10,157,873
EQT Corp.	192,350	9,273,194
Noble Energy, Inc.	263,430	25,758,185

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Occidental Petroleum Corp.	564,670	$53,773,524

		$158,828,278
Energy - Integrated - 3.0%
Chevron Corp.	632,115	$67,788,013
Exxon Mobil Corp.	1,156,888	100,336,896
Hess Corp.	187,240	11,037,798

		$179,162,707
Engineering - Construction - 0.2%
Fluor Corp.	191,920	$11,522,877

Food & Beverages - 2.7%
General Mills, Inc.	1,020,840	$40,272,138
Groupe Danone	352,251	24,570,391
J.M. Smucker Co.	84,180	6,848,885
Kellogg Co.	164,170	8,804,437
Nestle S.A.	774,645	48,742,479
PepsiCo, Inc.	510,900	33,898,215

		$163,136,545
Food & Drug Stores - 1.1%
CVS Caremark Corp.	807,219	$36,163,411
Kroger Co.	377,310	9,142,221
Walgreen Co.	590,610	19,779,529

		$65,085,161
General Merchandise - 1.3%
Kohl’s Corp.	449,320	$22,479,480
Target Corp.	910,710	53,067,072

		$75,546,552
Health Maintenance Organizations - 0.2%
Aetna, Inc.	190,540	$9,557,486

Insurance - 4.1%
ACE Ltd.	604,750	$44,267,700
Aon Corp.	656,360	32,201,022
Chubb Corp.	188,200	13,006,502
MetLife, Inc.	1,648,570	61,574,089
Prudential Financial, Inc.	864,400	54,794,316
Travelers Cos., Inc.	693,653	41,064,258

		$246,907,887

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Leisure & Toys - 0.4%
Hasbro, Inc.	684,320	$25,128,230

Machinery & Tools - 0.4%
Eaton Corp.	503,743	$25,101,514

Major Banks - 7.2%
Bank of America Corp.	2,474,800	$23,683,836
Bank of New York Mellon Corp.	2,601,768	62,780,662
Goldman Sachs Group, Inc.	605,562	75,313,746
JPMorgan Chase & Co.	2,956,201	135,926,122
PNC Financial Services Group, Inc.	377,749	24,361,033
State Street Corp.	760,710	34,612,305
SunTrust Banks, Inc.	387,440	9,364,425
Wells Fargo & Co.	2,017,620	68,881,547

		$434,923,676
Medical & Health Technology & Services - 0.3%
AmerisourceBergen Corp.	247,360	$9,815,245
Quest Diagnostics, Inc.	167,110	10,218,776

		$20,034,021
Medical Equipment - 2.3%
Becton, Dickinson & Co.	255,940	$19,873,741
Covidien PLC	363,650	19,884,382
Medtronic, Inc.	951,810	37,301,434
St. Jude Medical, Inc.	610,080	27,032,645
Thermo Fisher Scientific, Inc.	624,970	35,235,809

		$139,328,011
Metals & Mining - 0.1%
Cliffs Natural Resources, Inc.	87,000	$6,025,620

Natural Gas - Pipeline - 0.3%
Williams Cos., Inc.	569,230	$17,537,976

Network & Telecom - 0.5%
Cisco Systems, Inc.	1,293,300	$27,353,295

Oil Services - 0.4%
Schlumberger Ltd.	104,140	$7,282,510
Transocean, Inc.	361,100	19,752,170

		$27,034,680

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 1.3%
American Express Co.	155,820	$9,015,745
MasterCard, Inc., “A”	26,972	11,342,805
Visa, Inc., “A”	151,080	17,827,440
Western Union Co.	1,682,351	29,609,378
Zions Bancorporation	396,950	8,518,547

		$76,313,915
Pharmaceuticals - 4.3%
Abbott Laboratories	1,075,430	$65,913,105
Bayer AG	112,279	7,897,630
Johnson & Johnson	1,185,350	78,185,686
Merck & Co., Inc.	328,750	12,624,000
Pfizer, Inc.	3,904,595	88,478,123
Roche Holding AG	53,339	9,282,770

		$262,381,314
Printing & Publishing - 0.1%
Moody’s Corp.	213,290	$8,979,509

Railroad & Shipping - 0.3%
Canadian National Railway Co.	137,390	$10,912,888
Union Pacific Corp.	62,550	6,722,874

		$17,635,762
Specialty Chemicals - 0.6%
Air Products & Chemicals, Inc.	397,920	$36,529,056

Specialty Stores - 0.5%
Advance Auto Parts, Inc.	162,600	$14,401,482
Staples, Inc.	1,070,110	17,314,380

		$31,715,862
Telecommunications - Wireless - 0.8%
Vodafone Group PLC	16,486,947	$45,410,641
Vodafone Group PLC, ADR	89,150	2,466,780

		$47,877,421
Telephone Services - 1.4%
AT&T, Inc.	2,363,948	$73,826,096
CenturyLink, Inc.	243,373	9,406,366

		$83,232,462

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - 2.6%
Altria Group, Inc.	431,110	$13,308,366
Lorillard, Inc.	35,700	4,622,436
Philip Morris International, Inc.	1,509,080	133,719,579
Reynolds American, Inc.	87,060	3,607,766

		$155,258,147
Trucking - 0.4%
United Parcel Service, Inc., “B”	295,050	$23,816,436

Utilities - Electric Power - 1.5%
American Electric Power Co., Inc.	332,760	$12,837,881
Exelon Corp.	190,150	7,455,782
NRG Energy, Inc. (a)	410,400	6,430,968
PG&E Corp.	572,320	24,844,411
PPL Corp.	737,960	20,854,750
Public Service Enterprise Group, Inc.	672,920	20,598,081

		$93,021,873
Total Common Stocks (Identified Cost, $2,882,748,053)		$3,654,015,009

Bonds - 37.7%
Agency - Other - 0.1%
Financing Corp., 9.65%, 2018	$2,850,000	$4,172,654

Asset-Backed & Securitized - 1.9%
Anthracite Ltd., “A”, CDO, FRN, 0.692%, 2017 (n)	$4,592,444	$4,454,670
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.841%, 2040 (z)	7,057,568	3,977,500
BlackRock Capital Finance LP, 7.75%, 2026 (n)	986,574	113,456
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	6,812,913	6,795,880
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	7,105,112	7,771,842
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	9,759,829	10,624,403
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	4,439,324	2,892,130
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	828,000	873,692
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	1,200,000	1,270,754
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.386%, 2041	2,279,327	2,445,766
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.816%, 2049	8,257,080	9,050,461

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.984%, 2051	$12,669,291	$13,609,099
Merrill Lynch Mortgage Trust, FRN, “A3”, 5.84%, 2050	1,948,101	2,036,732
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	11,723,839	12,704,386
Morgan Stanley Capital I, Inc., FRN, 0.784%, 2030 (i)(n)	28,768,225	729,706
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	1,875,174	1,883,082
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	8,242,000	4,647,647
Spirit Master Funding LLC, 5.05%, 2023 (z)	7,048,260	6,515,904
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.899%, 2051	18,785,000	20,813,404

		$113,210,514
Automotive - 0.2%
Toyota Motor Credit Corp., 3.2%, 2015	$3,480,000	$3,697,326
Toyota Motor Credit Corp., 3.4%, 2021	4,890,000	5,022,216
Volkswagen International Finance N.V., 2.375%, 2017	4,856,000	4,872,525

		$13,592,067
Broadcasting - 0.2%
Hearst-Argyle Television, Inc., 7.5%, 2027	$3,800,000	$2,672,396
News America, Inc., 8.5%, 2025	5,903,000	7,336,207

		$10,008,603
Cable TV - 0.4%
Cox Communications, Inc., 4.625%, 2013	$6,711,000	$7,011,257
DIRECTV Holdings LLC, 4.6%, 2021	7,320,000	7,712,923
Time Warner Entertainment Co. LP, 8.375%, 2033	7,170,000	9,578,109

		$24,302,289
Conglomerates - 0.1%
Kennametal, Inc., 7.2%, 2012	$8,542,000	$8,646,264

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$3,942,000	$4,223,128

Emerging Market Quasi-Sovereign - 0.3%
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	$1,789,000	$1,832,822
Petrobras International Finance Co., 5.375%, 2021	2,152,000	2,317,142
Petrobras International Finance Co., 6.75%, 2041	1,511,000	1,752,405
Petroleos Mexicanos, 8%, 2019	4,145,000	5,243,425
Qtel International Finance Ltd., 6.5%, 2014 (n)	1,395,000	1,525,432
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	4,508,374	4,835,231

		$17,506,457

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - 0.4%
Republic of Peru, 7.35%, 2025	$551,000	$752,666
Russian Federation, 3.625%, 2015 (z)	12,000,000	12,480,000
United Mexican States, 4.75%, 2044	7,817,000	7,660,660

		$20,893,326
Energy - Integrated - 0.5%
BP Capital Markets PLC, 4.5%, 2020	$1,661,000	$1,824,594
BP Capital Markets PLC, 4.742%, 2021	4,892,000	5,479,006
Hess Corp., 8.125%, 2019	1,740,000	2,247,081
Husky Energy, Inc., 5.9%, 2014	4,370,000	4,783,157
Husky Energy, Inc., 7.25%, 2019	4,453,000	5,490,366
Petro-Canada, 6.05%, 2018	9,475,000	11,298,492

		$31,122,696
Financial Institutions - 0.0%
General Electric Capital Corp., 5.45%, 2013	$2,383,000	$2,471,502

Food & Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc., 8%, 2039	$5,850,000	$8,741,556

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$6,630,000	$7,775,724

Gaming & Lodging - 0.0%
Wyndham Worldwide Corp., 6%, 2016	$50,000	$55,732

Insurance - 0.2%
MetLife, Inc., 4.75%, 2021	$1,810,000	$1,985,364
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	3,340,000	3,491,225
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	1,320,000	1,433,449
Prudential Financial, Inc., 6.625%, 2040	2,420,000	2,829,767

		$9,739,805
Insurance - Property & Casualty - 0.2%
Chubb Corp., 6.375% to 2017, FRN to 2067	$8,200,000	$8,466,500
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)	770,000	769,038
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	2,925,000	2,822,625

		$12,058,163
International Market Quasi-Sovereign - 0.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$2,973,000	$3,107,701
ING Bank N.V., 3.9%, 2014 (n)	6,920,000	7,279,833
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	8,600,000	8,341,939

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Quasi-Sovereign - continued
KFW International Finance, Inc., 4.875%, 2019	$7,250,000	$8,575,887
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	13,020,000	13,043,189
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	4,053,000	4,234,493

		$44,583,042
Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$5,815,000	$8,223,282

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$5,970,000	$6,864,897

Major Banks - 1.7%
ABN AMRO Bank N.V., FRN, 2.323%, 2014 (n)	$11,580,000	$11,609,610
Bank of America Corp., 7.375%, 2014	2,825,000	3,066,622
Bank of America Corp., 5.49%, 2019	4,135,000	4,144,792
Bank of America Corp., 7.625%, 2019	3,980,000	4,589,402
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	3,200,000	2,840,000
Commonwealth Bank of Australia, 5%, 2019 (n)	3,930,000	4,245,292
Credit Suisse New York, 5.5%, 2014	8,200,000	8,792,844
Goldman Sachs Group, Inc., 5.625%, 2017	6,364,000	6,684,593
HSBC USA, Inc., 4.875%, 2020	4,130,000	4,231,809
ING Bank N.V., 3.75%, 2017 (n)	8,380,000	8,300,155
JPMorgan Chase & Co., 6.3%, 2019	6,750,000	7,799,719
JPMorgan Chase Capital XXII, 6.45%, 2087	3,143,000	3,143,000
JPMorgan Chase Capital XXVII, 7%, 2039	816,000	827,016
Merrill Lynch & Co., Inc., 6.15%, 2013	6,790,000	7,072,607
Morgan Stanley, 6.625%, 2018	6,920,000	7,286,857
PNC Funding Corp., 5.625%, 2017	6,510,000	7,265,205
Royal Bank of Scotland PLC, 6.125%, 2021	6,760,000	7,235,525
Wachovia Corp., 5.25%, 2014	4,613,000	4,965,129

		$104,100,177
Medical & Health Technology & Services - 0.4%
Aristotle Holding, Inc., 2.65%, 2017 (n)	$7,200,000	$7,281,367
CareFusion Corp., 6.375%, 2019	6,240,000	7,250,780
Hospira, Inc., 6.05%, 2017	5,813,000	6,471,508

		$21,003,655
Metals & Mining - 0.2%
ArcelorMittal, 9.85%, 2019	$3,451,000	$4,152,519
ArcelorMittal, 5.25%, 2020	4,930,000	4,826,184
Vale Overseas Ltd., 4.625%, 2020	1,631,000	1,715,613

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
Vale Overseas Ltd., 6.875%, 2039	$1,269,000	$1,482,344

		$12,176,660
Mortgage-Backed - 12.1%
Fannie Mae, 4.01%, 2013	$931,401	$954,926
Fannie Mae, 4.02%, 2013	2,897,717	2,979,559
Fannie Mae, 4.766%, 2013	518,096	526,161
Fannie Mae, 4.563%, 2014 - 2015	4,695,751	4,956,243
Fannie Mae, 4.63%, 2014	2,329,264	2,451,077
Fannie Mae, 4.778%, 2014	180,701	188,836
Fannie Mae, 4.842%, 2014	4,126,482	4,364,946
Fannie Mae, 4.88%, 2014 - 2020	1,418,799	1,531,047
Fannie Mae, 4.78%, 2015	2,246,884	2,443,027
Fannie Mae, 4.856%, 2015	627,135	680,971
Fannie Mae, 4.894%, 2015	2,790,993	3,052,926
Fannie Mae, 5.19%, 2015	1,305,424	1,431,858
Fannie Mae, 5.09%, 2016	2,000,000	2,212,665
Fannie Mae, 5.35%, 2016	650,625	724,017
Fannie Mae, 5.662%, 2016	1,195,415	1,347,912
Fannie Mae, 5.724%, 2016	2,045,505	2,321,550
Fannie Mae, 5.05%, 2017	2,428,859	2,690,464
Fannie Mae, 5.5%, 2017 - 2040	111,000,700	121,797,445
Fannie Mae, 6%, 2017 - 2037	61,603,358	68,536,959
Fannie Mae, 2.578%, 2018	4,000,000	4,096,812
Fannie Mae, 3.8%, 2018	796,245	864,159
Fannie Mae, 3.849%, 2018	1,447,278	1,578,521
Fannie Mae, 3.91%, 2018	1,184,202	1,289,769
Fannie Mae, 4.5%, 2018 - 2041	26,674,181	28,574,851
Fannie Mae, 5%, 2018 - 2041	62,547,554	67,729,394
Fannie Mae, 4.6%, 2019	770,000	865,854
Fannie Mae, 3%, 2027	1,440,000	1,493,714
Fannie Mae, 7.5%, 2030 - 2032	666,458	797,979
Fannie Mae, 6.5%, 2031 - 2037	20,418,218	23,182,934
Fannie Mae, 4%, 2040	2,400,775	2,518,769
Fannie Mae, 3.5%, 2041 - 2042	14,214,464	14,633,459
Fannie Mae, TBA, 3%, 2027	8,309,000	8,579,042
Freddie Mac, 6%, 2016 - 2037	34,725,110	38,533,064
Freddie Mac, 3.882%, 2017	2,574,445	2,821,149
Freddie Mac, 5%, 2017 - 2039	49,081,922	53,122,544
Freddie Mac, 2.412%, 2018 (n)	1,963,000	1,994,848
Freddie Mac, 3.154%, 2018	712,000	753,981
Freddie Mac, 4.5%, 2019 - 2035	17,673,663	18,833,709
Freddie Mac, 5.085%, 2019	6,789,000	7,827,106

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 5.5%, 2019 - 2035	$27,169,637	$29,752,418
Freddie Mac, 3.808%, 2020	5,739,000	6,198,424
Freddie Mac, 6.5%, 2034 - 2037	10,731,663	12,146,262
Freddie Mac, 4%, 2040 - 2041	33,534,295	35,112,809
Freddie Mac, 3.5%, 2042	12,014,039	12,339,689
Ginnie Mae, 5.5%, 2032 - 2035	13,820,036	15,535,886
Ginnie Mae, 6%, 2032 - 2038	13,110,867	14,840,674
Ginnie Mae, 4.5%, 2033 - 2041	37,017,253	40,443,071
Ginnie Mae, 5%, 2033 - 2041	28,011,810	30,941,090
Ginnie Mae, 3.5%, 2041 - 2042	4,626,823	4,831,182
Ginnie Mae, 4%, 2041	17,515,747	18,843,907
Ginnie Mae, TBA, 3.5%, 2042	5,753,000	5,974,131

		$732,243,790
Natural Gas - Pipeline - 0.3%
Enterprise Products Operating LLC, 6.5%, 2019	$5,184,000	$6,152,076
Kinder Morgan Energy Partners LP, 7.75%, 2032	2,520,000	3,057,917
Spectra Energy Capital LLC, 8%, 2019	5,327,000	6,730,899

		$15,940,892
Network & Telecom - 0.2%
AT&T, Inc., 5.55%, 2041	$8,008,000	$8,876,251
Telecom Italia Capital, 5.25%, 2013	4,186,000	4,301,115

		$13,177,366
Other Banks & Diversified Financials - 0.9%
American Express Co., 5.5%, 2016	$6,317,000	$7,034,775
Banco Bradesco S.A., 6.75%, 2019 (n)	3,383,000	3,692,545
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	2,600,000	2,520,562
Capital One Financial Corp., 6.15%, 2016	8,680,000	9,540,327
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	7,712,000	8,167,162
HSBC Holdings PLC, 5.1%, 2021	3,688,000	3,986,957
Nordea Bank AB, 4.875%, 2021 (z)	3,590,000	3,823,677
Svenska Handelsbanken AB, 4.875%, 2014 (n)	5,000,000	5,313,425
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	8,770,000	8,484,975

		$52,564,405
Pharmaceuticals - 0.3%
Roche Holdings, Inc., 6%, 2019 (n)	$6,175,000	$7,530,400
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	7,330,000	7,420,005

		$14,950,405

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - 0.6%
Boston Properties, Inc., REIT, 5%, 2015	$2,006,000	$2,198,550
ERP Operating LP, REIT, 5.375%, 2016	1,460,000	1,623,908
ERP Operating LP, REIT, 4.625%, 2021	5,212,000	5,487,908
HCP, Inc., REIT, 5.375%, 2021	4,146,000	4,467,651
HRPT Properties Trust, REIT, 6.25%, 2016	11,278,000	11,939,612
Kimco Realty Corp., REIT, 6%, 2012	1,750,000	1,789,083
WEA Finance LLC, REIT, 6.75%, 2019 (n)	2,086,000	2,411,890
WEA Finance LLC, REIT, 4.625%, 2021 (n)	5,810,000	5,877,355

		$35,795,957
Retailers - 0.3%
Home Depot, Inc., 5.95%, 2041	$1,578,000	$1,936,771
Limited Brands, Inc., 5.25%, 2014	2,262,000	2,397,720
Wal-Mart Stores, Inc., 5.25%, 2035	12,347,000	14,040,959

		$18,375,450
Specialty Chemicals - 0.0%
Ecolab, Inc., 5.5%, 2041	$960,000	$1,041,128

Supranational - 0.2%
Asian Development Bank, 2.75%, 2014	$5,390,000	$5,647,944
Asian Development Bank, 1.125%, 2017	3,322,000	3,313,745

		$8,961,689
Telecommunications - Wireless - 0.3%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$3,852,000	$4,281,221
Crown Castle Towers LLC, 4.883%, 2020 (n)	2,040,000	2,098,989
Rogers Communications, Inc., 6.8%, 2018	8,529,000	10,616,089

		$16,996,299
Transportation - Services - 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$6,381,000	$7,279,655

U.S. Government Agencies and Equivalents - 0.5%
Aid-Egypt, 4.45%, 2015	$9,559,000	$10,739,441
Small Business Administration, 4.35%, 2023	1,030,619	1,113,615
Small Business Administration, 4.77%, 2024	2,806,642	3,065,111
Small Business Administration, 5.18%, 2024	4,661,144	5,135,555
Small Business Administration, 5.52%, 2024	2,717,586	3,051,650
Small Business Administration, 4.99%, 2024	3,941,780	4,336,614
Small Business Administration, 4.95%, 2025	3,084,299	3,398,418

		$30,840,404

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - 12.9%
U.S. Treasury Bonds, 8.5%, 2020	$2,148,000	$3,218,980
U.S. Treasury Bonds, 6%, 2026	1,524,000	2,102,645
U.S. Treasury Bonds, 6.75%, 2026	926,000	1,367,296
U.S. Treasury Bonds, 5.25%, 2029	9,729,000	12,738,909
U.S. Treasury Bonds, 5.375%, 2031	4,690,000	6,308,050
U.S. Treasury Bonds, 4.5%, 2036	5,928,000	7,235,865
U.S. Treasury Bonds, 5%, 2037	2,452,000	3,214,420
U.S. Treasury Bonds, 4.5%, 2039	88,043,000	107,852,675
U.S. Treasury Notes, 1.375%, 2012	33,218,000	33,433,385
U.S. Treasury Notes, 1.375%, 2013	87,000	87,795
U.S. Treasury Notes, 3.875%, 2013	9,952,000	10,268,056
U.S. Treasury Notes, 3.5%, 2013	25,000,000	25,941,400
U.S. Treasury Notes, 3.125%, 2013	21,207,000	22,100,833
U.S. Treasury Notes, 2.75%, 2013	54,555,000	56,641,292
U.S. Treasury Notes, 2%, 2013	11,523,000	11,843,028
U.S. Treasury Notes, 1.5%, 2013	16,019,000	16,347,518
U.S. Treasury Notes, 1.875%, 2014	28,430,000	29,309,567
U.S. Treasury Notes, 4.75%, 2014	2,962,000	3,234,134
U.S. Treasury Notes, 2.125%, 2015	139,369,000	146,087,004
U.S. Treasury Notes, 4.25%, 2015	856,000	959,122
U.S. Treasury Notes, 2.625%, 2016	4,568,000	4,892,401
U.S. Treasury Notes, 4.75%, 2017	2,870,000	3,408,125
U.S. Treasury Notes, 3.75%, 2018	4,535,000	5,186,552
U.S. Treasury Notes, 3.125%, 2019	52,370,000	57,668,378
U.S. Treasury Notes, 3.5%, 2020	167,833,000	188,785,943
U.S. Treasury Notes, TIPS, 0.5%, 2014	21,032,000	21,069,794

		$781,303,167
Utilities - Electric Power - 1.0%
Bruce Mansfield Unit, 6.85%, 2034	$12,033,973	$12,861,308
Enel Finance International S.A., 6.25%, 2017 (n)	5,446,000	5,789,795
MidAmerican Funding LLC, 6.927%, 2029	12,485,000	15,300,667
Oncor Electric Delivery Co., 7%, 2022	8,725,000	10,587,962
Progress Energy, Inc., 3.15%, 2022	6,169,000	6,029,833
PSEG Power LLC, 5.32%, 2016	5,099,000	5,684,202
System Energy Resources, Inc., 5.129%, 2014 (z)	1,483,497	1,549,794
Waterford 3 Funding Corp., 8.09%, 2017	3,991,771	3,955,606

		$61,759,167
Total Bonds (Identified Cost, $2,154,730,348)		$2,276,701,967

Portfolio of Investments (unaudited) – continued

Convertible Preferred Stocks - 0.2%
Issuer	Shares/Par	Value ($)

Automotive - 0.1%
General Motors Co., 4.75%	193,780	$8,109,693

Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	58,230	$3,155,484
Total Convertible Preferred Stocks (Identified Cost, $12,600,500)		$11,265,177

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	111,684,063	$111,684,063
Total Investments (Identified Cost, $5,161,762,964)		$6,053,666,216

Other Assets, Less Liabilities - (0.1)%		(8,754,321)
Net Assets - 100.0%		$6,044,911,895

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $172,445,447, representing 2.9% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.841%, 2040	3/01/06	$7,057,568	$3,977,500
Nordea Bank AB, 4.875%, 2021	1/11/11	3,574,538	3,823,677
Russian Federation, 3.625%, 2015	4/22/10	11,959,865	12,480,000
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	6,981,590	6,515,904
System Energy Resources, Inc., 5.129%, 2014	4/16/04	1,483,497	1,549,794
Total Restricted Securities			$28,346,875
% of Net assets			0.5%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $5,050,078,901)	$5,941,982,153
Underlying affiliated funds, at cost and value	111,684,063
Total investments, at value (identified cost, $5,161,762,964)	$6,053,666,216
Cash	482,464
Receivables for
Investments sold	17,712,865
Fund shares sold	4,926,267
Interest and dividends	24,290,900
Other assets	92,992
Total assets	$6,101,171,704
Liabilities
Payables for
Distributions	$1,347,183
Investments purchased	25,652,230
TBA purchase commitments	14,590,702
Fund shares reacquired	10,717,146
Payable to affiliates
Investment adviser	178,500
Shareholder servicing costs	3,207,789
Distribution and service fees	195,131
Program manager fees	88
Payable for independent Trustees’ compensation	168,631
Accrued expenses and other liabilities	202,409
Total liabilities	$56,259,809
Net assets	$6,044,911,895
Net assets consist of
Paid-in capital	$5,850,317,264
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	891,982,101
Accumulated net realized gain (loss) on investments and foreign currency transactions	(693,023,846)
Accumulated distributions in excess of net investment income	(4,363,624)
Net assets	$6,044,911,895
Shares of beneficial interest outstanding	403,487,468

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,209,822,921	281,212,531	$14.97
Class B	382,972,777	25,570,088	14.98
Class C	789,076,558	52,452,219	15.04
Class I	103,334,558	6,903,530	14.97
Class R1	17,684,593	1,182,612	14.95
Class R2	160,864,094	10,719,396	15.01
Class R3	190,031,718	12,687,032	14.98
Class R4	169,442,451	11,311,943	14.98
Class 529A	12,082,704	808,785	14.94
Class 529B	3,605,007	240,753	14.97
Class 529C	5,994,514	398,579	15.04

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $15.88 [100 / 94.25 x $14.97] and $15.85 [100 / 94.25 x $14.94], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$49,117,225
Interest	45,621,862
Dividends from underlying affiliated funds	32,262
Foreign taxes withheld	(117,487)
Total investment income	$94,653,862
Expenses
Management fee	$10,404,676
Distribution and service fees	11,677,229
Program manager fees	10,247
Shareholder servicing costs	4,292,134
Administrative services fee	311,083
Independent Trustees’ compensation	64,103
Custodian fee	135,144
Shareholder communications	141,886
Audit and tax fees	34,372
Legal fees	51,121
Miscellaneous	195,145
Total expenses	$27,317,140
Fees paid indirectly	(15)
Reduction of expenses by investment adviser and distributor	(12,924)
Net expenses	$27,304,201
Net investment income	$67,349,661
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$212,249,543
Foreign currency transactions	2,417
Net realized gain (loss) on investments and foreign currency transactions	$212,251,960
Change in unrealized appreciation (depreciation)
Investments	$548,004,556
Translation of assets and liabilities in foreign currencies	27,978
Net unrealized gain (loss) on investments and foreign currency translation	$548,032,534
Net realized and unrealized gain (loss) on investments and foreign currency	$760,284,494
Change in net assets from operations	$827,634,155

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/12 (unaudited)	Year ended 9/30/11
From operations
Net investment income	$67,349,661	$140,237,838
Net realized gain (loss) on investments and foreign currency transactions	212,251,960	308,073,611
Net unrealized gain (loss) on investments and foreign currency translation	548,032,534	(397,476,110)
Change in net assets from operations	$827,634,155	$50,835,339
Distributions declared to shareholders
From net investment income	$(77,020,258)	$(136,677,591)
Change in net assets from fund share transactions	$(450,700,199)	$(693,498,790)
Total change in net assets	$299,913,698	$(779,341,042)
Net assets
At beginning of period	5,744,998,197	6,524,339,239
At end of period (including accumulated distributions in excess of net investment income of $4,363,624 and undistributed net investment income of $5,306,973, respectively)	$6,044,911,895	$5,744,998,197

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.18		$13.46	$12.84	$13.17	$16.86	$16.06
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.32	$0.31	$0.34	$0.39	$0.44
Net realized and unrealized gain (loss) on investments and foreign currency	1.82		(0.28)	0.63	(0.31)	(2.36)	1.38
Total from investment operations	$1.99		$0.04	$0.94	$0.03	$(1.97)	$1.82
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.32)	$(0.32)	$(0.36)	$(0.41)	$(0.48)
From net realized gain on investments	—		—	—	—	(1.31)	(0.54)
Total distributions declared to shareholders	$(0.20)		$(0.32)	$(0.32)	$(0.36)	$(1.72)	$(1.02)
Net asset value, end of period (x)	$14.97		$13.18	$13.46	$12.84	$13.17	$16.86
Total return (%) (r)(s)(t)(x)	15.14	(n)	0.14	7.45	0.61	(12.77)	11.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.79	0.88	0.92	0.87	0.87
Expenses after expense reductions (f)	0.78	(a)	0.79	0.88	0.92	0.87	0.87
Net investment income	2.41	(a)	2.28	2.36	2.94	2.62	2.63
Portfolio turnover	12		24	32	56	53	45
Net assets at end of period (000 omitted)	$4,209,823		$3,898,883	$4,357,041	$4,373,436	$5,025,291	$7,017,623

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.19		$13.47	$12.84	$13.17	$16.85	$16.06
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.22	$0.23	$0.26	$0.29	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	1.81		(0.29)	0.64	(0.31)	(2.35)	1.37
Total from investment operations	$1.93		$(0.07)	$0.87	$(0.05)	$(2.06)	$1.70
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.21)	$(0.24)	$(0.28)	$(0.31)	$(0.37)
From net realized gain on investments	—		—	—	—	(1.31)	(0.54)
Total distributions declared to shareholders	$(0.14)		$(0.21)	$(0.24)	$(0.28)	$(1.62)	$(0.91)
Net asset value, end of period (x)	$14.98		$13.19	$13.47	$12.84	$13.17	$16.85
Total return (%) (r)(s)(t)(x)	14.70	(n)	(0.60)	6.81	(0.05)	(13.30)	10.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.52	1.53	1.57	1.52	1.52
Expenses after expense reductions (f)	1.53	(a)	1.52	1.53	1.57	1.52	1.52
Net investment income	1.66	(a)	1.55	1.72	2.32	1.96	1.98
Portfolio turnover	12		24	32	56	53	45
Net assets at end of period (000 omitted)	$382,973		$394,233	$574,454	$775,219	$1,148,445	$1,844,219

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.25		$13.53	$12.90	$13.23	$16.92	$16.12
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.22	$0.23	$0.26	$0.29	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	1.81		(0.29)	0.64	(0.31)	(2.36)	1.38
Total from investment operations	$1.93		$(0.07)	$0.87	$(0.05)	$(2.07)	$1.71
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.21)	$(0.24)	$(0.28)	$(0.31)	$(0.37)
From net realized gain on investments	—		—	—	—	(1.31)	(0.54)
Total distributions declared to shareholders	$(0.14)		$(0.21)	$(0.24)	$(0.28)	$(1.62)	$(0.91)
Net asset value, end of period (x)	$15.04		$13.25	$13.53	$12.90	$13.23	$16.92
Total return (%) (r)(s)(t)(x)	14.63	(n)	(0.59)	6.79	(0.04)	(13.30)	10.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.52	1.53	1.57	1.52	1.52
Expenses after expense reductions (f)	1.53	(a)	1.52	1.53	1.57	1.52	1.52
Net investment income	1.66	(a)	1.56	1.71	2.29	1.97	1.98
Portfolio turnover	12		24	32	56	53	45
Net assets at end of period (000 omitted)	$789,077		$734,645	$840,204	$861,667	$1,014,651	$1,424,639

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class I			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.18		$13.46	$12.84	$13.17	$16.85	$16.06
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.36	$0.36	$0.38	$0.44	$0.50
Net realized and unrealized gain (loss) on investments and foreign currency	1.81		(0.28)	0.63	(0.31)	(2.35)	1.37
Total from investment operations	$2.00		$0.08	$0.99	$0.07	$(1.91)	$1.87
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.36)	$(0.37)	$(0.40)	$(0.46)	$(0.54)
From net realized gain on investments	—		—	—	—	(1.31)	(0.54)
Total distributions declared to shareholders	$(0.21)		$(0.36)	$(0.37)	$(0.40)	$(1.77)	$(1.08)
Net asset value, end of period (x)	$14.97		$13.18	$13.46	$12.84	$13.17	$16.85
Total return (%) (r)(s)(x)	15.28	(n)	0.42	7.83	0.96	(12.40)	11.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	(a)	0.52	0.53	0.57	0.52	0.52
Expenses after expense reductions (f)	0.53	(a)	0.52	0.53	0.57	0.52	0.52
Net investment income	2.67	(a)	2.57	2.72	3.30	2.97	2.98
Portfolio turnover	12		24	32	56	53	45
Net assets at end of period (000 omitted)	$103,335		$109,575	$98,214	$104,557	$155,134	$269,510

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class R1			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.17		$13.45	$12.83	$13.16	$16.84	$16.06
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.22	$0.23	$0.26	$0.29	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	1.80		(0.29)	0.63	(0.30)	(2.35)	1.38
Total from investment operations	$1.92		$(0.07)	$0.86	$(0.04)	$(2.06)	$1.68
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.21)	$(0.24)	$(0.29)	$(0.31)	$(0.36)
From net realized gain on investments	—		—	—	—	(1.31)	(0.54)
Total distributions declared to shareholders	$(0.14)		$(0.21)	$(0.24)	$(0.29)	$(1.62)	$(0.90)
Net asset value, end of period (x)	$14.95		$13.17	$13.45	$12.83	$13.16	$16.84
Total return (%) (r)(s)(x)	14.66	(n)	(0.58)	6.76	(0.04)	(13.32)	10.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.52	1.53	1.57	1.56	1.66
Expenses after expense reductions (f)	1.53	(a)	1.52	1.53	1.57	1.56	1.62
Net investment income	1.66	(a)	1.56	1.71	2.29	1.93	1.83
Portfolio turnover	12		24	32	56	53	45
Net assets at end of period (000 omitted)	$17,685		$15,441	$17,670	$16,811	$19,505	$16,936

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class R2			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.22		$13.50	$12.87	$13.20	$16.89	$16.10
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.29	$0.29	$0.32	$0.36	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	1.82		(0.28)	0.64	(0.31)	(2.36)	1.38
Total from investment operations	$1.97		$0.01	$0.93	$0.01	$(2.00)	$1.76
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.29)	$(0.30)	$(0.34)	$(0.38)	$(0.43)
From net realized gain on investments	—		—	—	—	(1.31)	(0.54)
Total distributions declared to shareholders	$(0.18)		$(0.29)	$(0.30)	$(0.34)	$(1.69)	$(0.97)
Net asset value, end of period (x)	$15.01		$13.22	$13.50	$12.87	$13.20	$16.89
Total return (%) (r)(s)(x)	14.95	(n)	(0.08)	7.35	0.46	(12.90)	11.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.02	1.03	1.07	1.05	1.22
Expenses after expense reductions (f)	1.03	(a)	1.02	1.03	1.07	1.05	1.17
Net investment income	2.16	(a)	2.06	2.21	2.79	2.45	2.30
Portfolio turnover	12		24	32	56	53	45
Net assets at end of period (000 omitted)	$160,864		$151,437	$166,794	$152,115	$166,407	$102,667

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class R3			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.19		$13.47	$12.85	$13.18	$16.86	$16.07
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.33	$0.32	$0.34	$0.40	$0.42
Net realized and unrealized gain (loss) on investments and foreign currency	1.82		(0.29)	0.64	(0.30)	(2.35)	1.38
Total from investment operations	$1.99		$0.04	$0.96	$0.04	$(1.95)	$1.80
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.32)	$(0.34)	$(0.37)	$(0.42)	$(0.47)
From net realized gain on investments	—		—	—	—	(1.31)	(0.54)
Total distributions declared to shareholders	$(0.20)		$(0.32)	$(0.34)	$(0.37)	$(1.73)	$(1.01)
Net asset value, end of period (x)	$14.98		$13.19	$13.47	$12.85	$13.18	$16.86
Total return (%) (r)(s)(x)	15.13	(n)	0.17	7.55	0.71	(12.65)	11.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.77	0.78	0.82	0.81	0.92
Expenses after expense reductions (f)	0.78	(a)	0.77	0.78	0.82	0.81	0.92
Net investment income	2.40	(a)	2.31	2.46	3.00	2.68	2.54
Portfolio turnover	12		24	32	56	53	45
Net assets at end of period (000 omitted)	$190,032		$153,259	$160,057	$142,968	$106,360	$133,204

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class R4			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.19		$13.47	$12.85	$13.18	$16.86	$16.06
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.36	$0.36	$0.38	$0.43	$0.50
Net realized and unrealized gain (loss) on investments and foreign currency	1.81		(0.28)	0.63	(0.31)	(2.34)	1.36
Total from investment operations	$2.00		$0.08	$0.99	$0.07	$(1.91)	$1.86
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.36)	$(0.37)	$(0.40)	$(0.46)	$(0.52)
From net realized gain on investments	—		—	—	—	(1.31)	(0.54)
Total distributions declared to shareholders	$(0.21)		$(0.36)	$(0.37)	$(0.40)	$(1.77)	$(1.06)
Net asset value, end of period (x)	$14.98		$13.19	$13.47	$12.85	$13.18	$16.86
Total return (%) (r)(s)(x)	15.27	(n)	0.42	7.82	0.96	(12.42)	11.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	(a)	0.52	0.53	0.57	0.54	0.63
Expenses after expense reductions (f)	0.53	(a)	0.52	0.53	0.57	0.54	0.63
Net investment income	2.72	(a)	2.56	2.71	3.27	2.94	2.85
Portfolio turnover	12		24	32	56	53	45
Net assets at end of period (000 omitted)	$169,442		$268,667	$291,138	$264,796	$257,120	$202,523

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class 529A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.16		$13.44	$12.82	$13.15	$16.83	$16.04
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.31	$0.30	$0.33	$0.36	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	1.80		(0.28)	0.63	(0.31)	(2.35)	1.38
Total from investment operations	$1.97		$0.03	$0.93	$0.02	$(1.99)	$1.77
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.31)	$(0.31)	$(0.35)	$(0.38)	$(0.44)
From net realized gain on investments	—		—	—	—	(1.31)	(0.54)
Total distributions declared to shareholders	$(0.19)		$(0.31)	$(0.31)	$(0.35)	$(1.69)	$(0.98)
Net asset value, end of period (x)	$14.94		$13.16	$13.44	$12.82	$13.15	$16.83
Total return (%) (r)(s)(t)(x)	15.06	(n)	0.06	7.36	0.50	(12.88)	11.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.89	0.98	1.02	1.05	1.12
Expenses after expense reductions (f)	0.83	(a)	0.88	0.98	1.02	1.05	1.12
Net investment income	2.36	(a)	2.20	2.26	2.84	2.44	2.37
Portfolio turnover	12		24	32	56	53	45
Net assets at end of period (000 omitted)	$12,083		$9,758	$8,965	$8,228	$13,149	$14,753

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class 529B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.19		$13.46	$12.84	$13.17	$16.85	$16.06
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.21	$0.21	$0.25	$0.27	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	1.81		(0.28)	0.64	(0.31)	(2.35)	1.37
Total from investment operations	$1.92		$(0.07)	$0.85	$(0.06)	$(2.08)	$1.66
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.20)	$(0.23)	$(0.27)	$(0.29)	$(0.33)
From net realized gain on investments	—		—	—	—	(1.31)	(0.54)
Total distributions declared to shareholders	$(0.14)		$(0.20)	$(0.23)	$(0.27)	$(1.60)	$(0.87)
Net asset value, end of period (x)	$14.97		$13.19	$13.46	$12.84	$13.17	$16.85
Total return (%) (r)(s)(t)(x)	14.58	(n)	(0.60)	6.65	(0.14)	(13.44)	10.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.62	1.63	1.67	1.70	1.77
Expenses after expense reductions (f)	1.58	(a)	1.61	1.63	1.67	1.70	1.77
Net investment income	1.61	(a)	1.47	1.61	2.19	1.79	1.72
Portfolio turnover	12		24	32	56	53	45
Net assets at end of period (000 omitted)	$3,605		$4,007	$4,828	$4,609	$5,018	$5,809

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class 529C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.25		$13.53	$12.90	$13.23	$16.92	$16.12
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.21	$0.21	$0.25	$0.27	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	1.82		(0.29)	0.65	(0.31)	(2.36)	1.38
Total from investment operations	$1.93		$(0.08)	$0.86	$(0.06)	$(2.09)	$1.67
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.20)	$(0.23)	$(0.27)	$(0.29)	$(0.33)
From net realized gain on investments	—		—	—	—	(1.31)	(0.54)
Total distributions declared to shareholders	$(0.14)		$(0.20)	$(0.23)	$(0.27)	$(1.60)	$(0.87)
Net asset value, end of period (x)	$15.04		$13.25	$13.53	$12.90	$13.23	$16.92
Total return (%) (r)(s)(t)(x)	14.61	(n)	(0.66)	6.69	(0.14)	(13.45)	10.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.62	1.63	1.67	1.70	1.77
Expenses after expense reductions (f)	1.58	(a)	1.61	1.63	1.67	1.70	1.77
Net investment income	1.61	(a)	1.47	1.60	2.18	1.79	1.72
Portfolio turnover	12		24	32	56	53	45
Net assets at end of period (000 omitted)	$5,995		$5,091	$4,973	$4,100	$4,372	$5,342

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Total Return Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as

Notes to Financial Statements (unaudited) – continued

provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in

Notes to Financial Statements (unaudited) – continued

determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,665,280,186	$—	$—	$3,665,280,186
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	816,316,225	—	816,316,225
Non-U.S. Sovereign Debt	—	91,944,514	—	91,944,514
Corporate Bonds	—	350,942,019	—	350,942,019
Residential Mortgage-Backed Securities	—	741,780,105	—	741,780,105
Commercial Mortgage-Backed Securities	—	88,446,149	—	88,446,149
Asset-Backed Securities (including CDOs)	—	15,228,050	—	15,228,050
Foreign Bonds	—	172,044,905	—	172,044,905
Mutual Funds	111,684,063	—	—	111,684,063
Total Investments	$3,776,964,249	$2,276,701,967	$—	$6,053,666,216

For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $193,750,266 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by

Notes to Financial Statements (unaudited) – continued

cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the

Notes to Financial Statements (unaudited) – continued

normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/11
Ordinary income (including any short-term capital gains)	$136,677,591

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/12
Cost of investments	$5,334,305,300
Gross appreciation	795,616,426
Gross depreciation	(76,255,510)
Net unrealized appreciation (depreciation)	$719,360,916

As of 9/30/11
Undistributed ordinary income	16,901,105
Capital loss carryforwards	(732,028,304)
Other temporary differences	(11,543,261)
Net unrealized appreciation (depreciation)	170,651,194

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after September 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of September 30, 2011 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
9/30/18	$(732,028,304)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

Notes to Financial Statements (unaudited) – continued

The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 3/31/12	Year ended 9/30/11
Class A	$55,810,536	$98,123,100
Class B	3,865,736	7,513,808
Class C	7,589,590	12,571,969
Class I	1,614,520	2,758,884
Class R1	166,687	264,315
Class R2	1,951,348	3,417,612
Class R3	2,377,335	3,827,537
Class R4	3,404,593	7,838,956
Class 529A	147,755	215,036
Class 529B	37,852	68,423
Class 529C	54,306	77,951
Total	$77,020,258	$136,677,591

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $6.3 billion of average daily net assets	0.35%
Average daily net assets in excess of $6.3 billion	0.34%

The management fee incurred for the six months ended March 31, 2012 was equivalent to an annual effective rate of 0.35% of the fund’s average daily net assets.

If at the end of any month, the fund’s fiscal year-to-date average daily net assets exceed $11.5 billion and the total expenses for Class A exceed 0.87% of fiscal year-to-date average daily net assets, MFS has agreed in writing to reimburse Class A expenses such that Class A total expenses for the fund year-to-date are no greater than 0.87% of fiscal year-to-date average daily net assets, and to reduce the total expenses of the other share classes by the same percentage. If at the end of any month, the fund’s fiscal year-to-date average daily net assets exceed $12.5 billion and the total expenses for Class A exceed 0.85% of fiscal year-to-date average daily net assets, MFS has agreed in writing to reimburse Class A expenses such that Class A total expenses for the fund year-to-date are no greater than 0.85% of fiscal year-to-date average daily net assets, and to reduce the total expenses of the other share classes by the same percentage. This written agreement

Notes to Financial Statements (unaudited) – continued

excludes interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, and will continue until at least November 30, 2012. For the six months ended March 31, 2012, the fund’s fiscal year-to-date average daily net assets did not exceed the limits and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $332,419 and $3,726 for the six months ended March 31, 2012, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$5,101,688
Class B	0.75%	0.25%	1.00%	1.00%	1,977,173
Class C	0.75%	0.25%	1.00%	1.00%	3,843,148
Class R1	0.75%	0.25%	1.00%	1.00%	82,765
Class R2	0.25%	0.25%	0.50%	0.50%	394,024
Class R3	—	0.25%	0.25%	0.25%	216,760
Class 529A	—	0.25%	0.25%	0.25%	13,601
Class 529B	0.75%	0.25%	1.00%	1.00%	20,061
Class 529C	0.75%	0.25%	1.00%	1.00%	28,009
Total Distribution and Service Fees					$11,677,229

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within

Notes to Financial Statements (unaudited) – continued

six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2012, were as follows:

Amount
Class A	$15,063
Class B	189,406
Class C	18,195
Class 529B	97
Class 529C	33

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive 0.05% of this annual fee for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until January 31, 2014, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the six months ended March 31, 2012, this waiver amounted to $5,124 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended March 31, 2012 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended March 31, 2012, were as follows:

	Fee	Waiver
Class 529A	$5,440	$2,270
Class 529B	2,006	1,003
Class 529C	2,801	1,400
Total Program Manager Fees and Waivers	$10,247	$5,124

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2012, the fee was $1,203,080, which equated to 0.0405% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended

Notes to Financial Statements (unaudited) – continued

March 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,089,054.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2012 was equivalent to an annual effective rate of 0.0105% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $2,348 and the Retirement Deferral plan resulted in an expense of $4,542. Both amounts are included in independent Trustees’ compensation for the six months ended March 31, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $105,721 at March 31, 2012, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in

Notes to Financial Statements (unaudited) – continued

shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent Trustees’ compensation on the Statement of Assets and Liabilities is $48,958 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $33,111 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $7,800, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$290,501,898	$340,051,214
Investments (non-U.S. Government securities)	$400,474,202	$828,343,874

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/12		Year ended 9/30/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	12,424,002	$177,318,581	33,851,938	$479,925,530
Class B	1,109,852	15,805,389	2,621,550	37,213,120
Class C	2,325,335	33,315,473	5,654,462	80,574,076
Class I	719,808	10,277,194	2,981,170	42,334,153
Class R1	126,461	1,819,621	203,825	2,887,014
Class R2	953,995	13,605,435	2,938,367	41,750,370
Class R3	2,076,727	29,501,510	4,261,211	60,382,900
Class R4	1,252,418	17,851,137	5,112,223	72,144,871
Class 529A	122,808	1,750,950	131,729	1,859,153
Class 529B	7,109	102,116	20,520	291,658
Class 529C	45,743	654,767	90,505	1,283,670
	21,164,258	$302,002,173	57,867,500	$820,646,515
Shares issued to shareholders in reinvestment of distributions
Class A	3,469,295	$49,642,668	6,104,018	$86,505,462
Class B	240,782	3,440,912	469,825	6,652,767
Class C	376,411	5,406,913	627,672	8,929,840
Class I	84,664	1,208,426	152,613	2,161,428
Class R1	11,668	166,678	18,685	264,196
Class R2	119,887	1,719,078	209,396	2,974,251
Class R3	165,894	2,377,335	268,723	3,810,328
Class R4	201,303	2,870,863	434,978	6,171,585
Class 529A	10,337	147,729	15,196	214,906
Class 529B	2,653	37,852	4,831	68,392
Class 529C	3,783	54,306	5,481	77,946
	4,686,677	$67,072,760	8,311,418	$117,831,101
Shares reacquired
Class A	(30,389,023)	$(431,704,328)	(67,870,559)	$(962,247,236)
Class B	(5,667,789)	(80,757,868)	(15,860,466)	(224,663,280)
Class C	(5,696,120)	(81,273,859)	(12,947,123)	(184,129,899)
Class I	(2,212,442)	(31,057,489)	(2,117,744)	(29,960,864)
Class R1	(127,761)	(1,813,950)	(363,889)	(5,161,739)
Class R2	(1,812,320)	(25,767,273)	(4,049,455)	(57,653,868)
Class R3	(1,172,967)	(16,764,408)	(4,794,311)	(67,907,378)
Class R4	(10,508,454)	(148,150,038)	(6,793,992)	(96,963,729)
Class 529A	(65,946)	(932,276)	(72,478)	(1,022,694)
Class 529B	(72,879)	(1,051,839)	(80,114)	(1,129,983)
Class 529C	(35,283)	(501,804)	(79,288)	(1,135,736)
	(57,760,984)	$(819,775,132)	(115,029,419)	$(1,631,976,406)

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/12		Year ended 9/30/11
	Shares	Amount	Shares	Amount
Net change
Class A	(14,495,726)	$(204,743,079)	(27,914,603)	$(395,816,244)
Class B	(4,317,155)	(61,511,567)	(12,769,091)	(180,797,393)
Class C	(2,994,374)	(42,551,473)	(6,664,989)	(94,625,983)
Class I	(1,407,970)	(19,571,869)	1,016,039	14,534,717
Class R1	10,368	172,349	(141,379)	(2,010,529)
Class R2	(738,438)	(10,442,760)	(901,692)	(12,929,247)
Class R3	1,069,654	15,114,437	(264,377)	(3,714,150)
Class R4	(9,054,733)	(127,428,038)	(1,246,791)	(18,647,273)
Class 529A	67,199	966,403	74,447	1,051,365
Class 529B	(63,117)	(911,871)	(54,763)	(769,933)
Class 529C	14,243	207,269	16,698	225,880
	(31,910,049)	$(450,700,199)	(48,850,501)	$(693,498,790)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2012, the fund’s commitment fee and interest expense were $22,643 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	81,012,960	621,084,077	(590,412,974)	111,684,063

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$32,262	$111,684,063

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST V

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: May 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President
(Principal Executive Officer)

Date: May 16, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: May 16, 2012

*	Print name and title of each signing officer under his or her signature.